UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105-4300
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Funds 1345 Avenue of the Americas New York, New York 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments. — The schedule of investments for the nine-month period ended July 31, 2011, is filed herewith.

FIRST EAGLE
Global Fund

Schedule of Investments • Period Ended July 31, 2011 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 75.53%

U.S. Common Stocks — 31.43%

Consumer Discretionary 4.60%
13,051,511	Cintas Corporation (a)	$438,387,413	$424,826,683
16,229,712	Comcast Corporation, Class ‘A’	271,139,446	378,801,478
5,571,290	Omnicom Group, Inc.	162,938,225	261,404,927
5,300,650	Home Depot, Inc.	131,119,191	185,151,705
2,051,045	Wal-Mart Stores, Inc.	101,774,692	108,110,582
1,381,358	Unifirst Corporation	30,865,195	75,767,486
2,485	JG Boswell Company (b)	573,840	1,851,325
184,753	St. John Knits International, Inc. (b)(c)	3,174,837	923,765
		1,139,972,839	1,436,837,951
Consumer Staples 2.49%
13,171,404	Sysco Corporation	374,099,914	402,913,248
1,837,950	Lorillard, Inc.	135,716,878	195,227,049
2,132,090	Colgate-Palmolive Company	164,260,763	179,905,754
		674,077,555	778,046,051
Energy 2.13%
4,700,563	ConocoPhillips	230,084,270	338,393,530
1,442,501	Apache Corporation	90,693,919	178,466,224
3,975,644	San Juan Basin Royalty Trust (a)	141,567,357	93,586,660
806,395	Helmerich & Payne, Inc.	17,026,317	55,681,575
		479,371,863	666,127,989
Financials 6.85%
7,529,993	American Express Company	317,870,387	376,800,850
13,063,218	Bank of New York Mellon Corporation	344,283,737	328,017,404
2,624	Berkshire Hathaway, Inc., Class ‘A’ (c)	209,446,032	292,576,000
8,975,246	Cincinnati Financial Corporation (a)	229,993,905	245,293,473
7,819,459	U.S. Bancorp	192,949,644	203,775,102
2,231,837	Visa, Inc., Class ‘A’	164,736,476	190,911,337
7,423,306	BB&T Corporation	198,388,302	190,630,498
567,206	Mastercard, Inc., Class ‘A’	115,777,628	172,005,219
4,386,051	WR Berkley Corporation	117,583,057	135,046,510
34,924	Mills Music Trust (a)(b)	1,055,337	1,292,188
		1,892,084,505	2,136,348,581
Health Care 0.78%
2,594,970	WellPoint, Inc.	122,915,513	175,290,224

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 31.43% — (continued)

Health Care 0.78% — (continued)
1,059,980	Johnson & Johnson	$59,610,843	$68,676,104
		182,526,356	243,966,328
Industrials 3.65%
3,375,980	3M Company	263,499,538	294,182,897
3,337,753	Alliant Techsystems, Inc. (a)	300,315,627	217,721,628
2,860,552	Lockheed Martin Corporation	202,039,274	216,629,603
2,556,968	Northrop Grumman Corporation	158,286,503	154,722,134
7,665,154	Blount International, Inc. (a)(c)	92,982,752	127,471,511
2,365,411	Automatic Data Processing, Inc.	85,148,200	121,795,012
149,923	Huntington Ingalls Industries, Inc. (c)	5,649,077	5,019,422
		1,107,920,971	1,137,542,207
Information Technology 4.01%
14,892,064	Microsoft Corporation	365,199,954	408,042,553
12,418,960	Intel Corporation	210,916,626	277,315,377
7,023,149	Linear Technology Corporation	199,245,819	205,778,266
4,709,610	Texas Instruments, Inc.	117,706,512	140,110,897
3,010,552	KLA-Tencor Corporation (d)	86,433,226	119,880,181
166,427	Google, Inc., Class ‘A’ (c)	79,879,690	100,470,316
		1,059,381,827	1,251,597,590
Materials 3.22%
10,691,070	Weyerhaeuser Company	190,582,183	213,714,489
4,846,531	Plum Creek Timber Company, Inc., REIT	180,207,965	185,234,415
4,387,079	Vulcan Materials Company	223,679,544	150,432,939
1,709,260	Martin Marietta Materials, Inc.	152,089,232	129,254,241
1,905,702	Rayonier, Inc., REIT	27,837,041	122,822,494
1,780,037	Newmont Mining Corporation	45,037,176	98,987,858
1,258,500	Deltic Timber Corporation (a)	62,903,243	65,253,225
626,842	Ashland, Inc.	32,273,130	38,387,804
		914,609,514	1,004,087,465
Telecommunication Services 1.50%
29,340,568	Cisco Systems, Inc.	498,043,637	468,568,871

Utilities 2.20%
9,003,021	FirstEnergy Corporation	325,646,875	401,984,887
3,760,485	IDACorp, Inc. (a)	124,066,739	147,448,617
2,045,530	Entergy Corporation	135,578,718	136,641,404
		585,292,332	686,074,908
Total U.S. Common Stocks		8,533,281,399	9,809,197,941

International Common Stocks — 44.10%

Australia 0.68%
4,843,236	Newcrest Mining Limited	163,187,463	211,410,882

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 44.10% — (continued)

Austria 0.49%
3,857,199	OMV AG	$157,989,372	$153,847,616

Belgium 0.75%
2,788,865	Groupe Bruxelles Lambert SA	234,732,253	235,321,771

Brazil 0.36%
3,625,916	Petroleo Brasileiro SA, ADR	68,857,936	111,424,399

Canada 0.83%
3,358,189	Cenovus Energy, Inc.	84,672,345	128,786,548
3,808,265	Penn West Petroleum Limited	75,774,358	84,962,392
2,750,391	Postmedia Network, Class ‘NC’ (b)(c)(e)(f)	18,719,011	46,026,893
		179,165,714	259,775,833
France 6.09%
4,179,227	Sanofi	323,385,924	324,920,387
3,984,191	Sodexo	107,469,462	304,637,887
5,181,157	Bouygues SA	239,579,640	195,957,172
2,044,437	Neopost SA (a)	184,799,958	163,466,002
2,708,721	Total SA	148,978,356	146,488,584
956,044	Guyenne et Gascogne SA (a)	108,257,344	130,293,849
6,069,622	Société Télévision Francaise 1	107,087,829	115,806,839
3,733,423	Carrefour SA	230,370,943	110,221,409
921,669	Wendel	19,716,342	105,958,683
63,019	Sucrière de Pithiviers-Le-Vieil (a)	35,947,627	76,235,548
806,452	Société BIC SA	38,193,195	76,202,321
756,602	Rémy Cointreau SA	20,795,528	67,557,060
157,260	Robertet SA (a)	20,623,058	28,083,960
42,252	Robertet SA CI (b)(g)(j)	800,508	5,659,116
323,955	Cie Generale d’Optique Essilor International SA	6,257,763	25,976,706
385,000	Sabeton SA (a)	4,841,233	7,289,441
12,000,000	FINEL (a)(b)(c)(g)(h)(i)	—	6,211,082
104,457	Gaumont SA	6,087,824	5,631,866
69,500	NSC Groupe (a)(b)(c)	12,298,421	4,673,929
		1,615,490,955	1,901,271,841
Germany 2.51%
6,685,761	HeidelbergCement AG	380,251,565	367,916,506
2,680,681	Daimler AG	128,871,063	194,452,477
2,464,510	Tognum AG (c)	26,236,180	91,400,722
693,440	Fraport AG	20,976,007	55,593,410
382,160	Pfeiffer Vacuum Technology AG	30,965,774	42,764,541
773,684	Hornbach Baumarkt AG	21,504,161	31,146,206
		608,804,750	783,273,862
Hong Kong 0.50%
12,693,580	Guoco Group Limited	115,086,260	154,781,010
20,738,780	City e-Solutions Limited (a)(b)(c)	936,898	2,088,564
		116,023,158	156,869,574

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 44.10% — (continued)

Italy 0.58%
18,139,395	Italcementi S.p.A. RSP	$249,186,230	$68,142,822
4,682,069	Italcementi S.p.A.	86,201,872	37,697,700
1,734,972	Italmobiliare S.p.A. RSP	121,356,934	38,445,548
1,021,137	Italmobiliare S.p.A.	107,360,738	35,880,004
		564,105,774	180,166,074
Japan 18.75%
11,590,430	Secom Company Limited	528,330,685	576,956,748
2,992,300	Fanuc Limited	251,529,311	564,848,838
2,673,456	SMC Corporation	292,290,699	490,620,884
1,571,990	Keyence Corporation	313,389,646	443,504,476
7,449,590	Shimano, Inc. (a)	181,501,011	391,280,286
12,811,860	MISUMI Group, Inc. (a)	221,342,849	356,825,635
8,977,860	Astellas Pharma, Inc.	362,418,345	348,043,629
12,970,300	MS&AD Insurance Group Holdings	325,978,421	323,452,699
5,211,900	Ono Pharmaceutical Company Limited	237,044,527	290,668,263
43,055,900	NKSJ Holdings, Inc.	313,686,980	283,489,901
4,896,260	Canon, Inc.	232,564,293	235,550,961
2,168,600	Hirose Electric Company Limited (a)	231,677,838	216,788,318
11,474,780	Mitsubishi Estate Company Limited	173,318,360	205,328,670
24,704	KDDI Corporation	153,447,887	183,177,675
6,166,510	THK Company Limited	107,947,983	159,526,777
3,694,260	Nissin Foods Holdings Company Limited	130,535,569	140,742,837
71,439	NTT DoCoMo, Inc.	108,868,051	131,908,103
14,376	Inpex Corporation	69,554,208	111,355,125
4,185,740	Hoya Corporation	90,660,459	101,365,269
3,520,080	Chofu Seisakusho Company Limited (a)	64,165,836	91,540,479
5,147,000	T. Hasegawa Company Limited (a)	79,849,658	84,768,413
2,719,100	Meitec Corporation (a)	79,203,905	60,449,029
1,725,100	Ariake Japan Company Limited (a)	29,754,119	35,153,400
2,002,100	Seikagaku Corporation	21,143,745	22,852,776
231,740	Aderans Company Limited (c)	5,260,612	2,169,572
		4,605,464,997	5,852,368,763
Malaysia 0.55%
134,626,930	Genting Malaysia Berhad	116,786,948	165,357,931
1,621,965	Genting Berhad	2,671,766	5,904,715
		119,458,714	171,262,646
Mexico 2.74%
8,766,773	Industrias Peñoles S.A.B. de C.V.	14,740,763	378,199,734
13,203,062	Grupo Televisa S.A., ADR	251,837,040	292,975,946
6,414,687	Fresnillo PLC	43,993,880	184,297,896
		310,571,683	855,473,576
Netherlands 0.45%
10,331,704	TNT Express NV (c)	125,926,907	104,723,604

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 44.10% — (continued)

Netherlands 0.45% — (continued)
4,391,426	PostNL NV	$48,440,574	$34,309,039
		174,367,481	139,032,643
Singapore 0.21%
10,153,710	Fraser and Neave Limited	8,655,703	50,551,407
13,467,250	ComfortDelgro Corporation Limited	3,279,184	16,027,828
		11,934,887	66,579,235
South Africa 1.39%
20,830,304	Gold Fields Limited, ADR	231,208,540	324,744,440
8,092,307	Harmony Gold Mining Company Limited, ADR	69,852,451	109,893,529
		301,060,991	434,637,969
South Korea 1.19%
3,979,661	KT&G Corporation	216,773,359	247,788,625
51,900	Lotte Confectionery Company Limited	21,157,499	88,606,361
39,989	Namyang Dairy Products Company Limited (a)	7,325,466	34,098,559
		245,256,324	370,493,545
Spain 0.56%
2,910,534	Red Electrica Corporation SA	145,564,035	158,608,513
3,733,423	Distribuidora Internacional de Alimentacion SA (c)	18,445,766	15,834,805
		164,009,801	174,443,318
Sweden 0.16%
2,297,343	Investor AB, Class ‘A’	50,040,805	49,080,494

Switzerland 2.73%
3,783,070	Pargesa Holding SA	237,781,696	334,132,967
4,643,250	Nestlé SA	118,121,050	294,994,995
33,300	Lindt & Spruengli AG PC	44,747,993	108,236,077
614,726	Kuehne & Nagel International AG	19,542,476	85,711,738
800	Lindt & Spruengli AG	16,046,392	30,478,623
		436,239,607	853,554,400
Thailand 0.59%
30,251,300	Bangkok Bank PCL NVDR	98,647,613	176,105,659
577,000	OHTL PCL (b)	2,636,472	9,440,939
		101,284,085	185,546,598
United Kingdom 1.99%
9,342,277	Berkeley Group Holdings PLC (a)(c)	114,104,302	188,659,726
7,387,420	GlaxoSmithKline PLC	140,774,624	164,934,186
3,387,940	Willis Group Holdings PLC	87,537,759	138,702,264
2,714,983	Anglo American PLC	62,810,160	128,687,592
		405,226,845	620,983,768
Total International Common Stocks		10,633,273,595	13,766,818,807
Total Common Stocks		19,166,554,994	23,576,016,748

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

SHARES	DESCRIPTION	COST	VALUE

Preferred Stocks — 1.11%

U.S. Preferred Stocks — 0.05%

Utilities 0.05%
335,000	Calenergy Capital Trust III 6.50% (b)(k)	$14,782,813	$16,875,625

International Preferred Stocks — 1.06%

Germany 0.48%
1,754,484	Hornbach Holding AG	63,837,360	148,982,284

South Korea 0.58%
338,589	Samsung Electronics Company Limited	49,993,100	180,450,318
Total International Preferred Stocks		113,830,460	329,432,602
Total Preferred Stocks		128,613,273	346,308,227

Warrant — 0.25%

United States — 0.25%
5,806,899	JPMorgan Chase & Co. Warrant expire 10/28/18 (c)	75,108,859	77,580,170

OUNCES

Commodity — 5.79%
1,112,305	Gold bullion (c)	618,762,198	1,808,029,317

PRINCIPAL

Bonds — 2.80%

U.S. Corporate Bonds — 0.15%
$5,467,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (b)	4,745,928	4,728,955
5,000,000	Pulte Group, Inc. 5.20% due 02/15/15	4,484,685	5,000,000
12,554,000	Yankee Acquisition Corporation, Series ‘B’ 8.50% due 02/15/15	12,493,085	13,056,160
22,554,000	Yankee Acquisition Corporation, Series ‘B’ 9.75% due 02/15/17	21,952,407	24,076,395
Total U.S. Corporate Bonds		43,676,105	46,861,510

International Notes and Bonds — 2.65%

International Corporate Notes and Bonds — 0.33%

Canada 0.07%
28,460,000 USD	Catalyst Paper Corporation 11.00% due 12/15/16 (b)(e)	24,966,774	22,554,550

France 0.22%
15,000,000 EUR	Emin Leydier SA FRN 6.765% due 07/31/16 (b)(g)(h)	21,410,094	21,566,257
12,000,000 EUR	FINEL 9.50% due 06/30/17 (b)(g)(h)	14,474,400	12,939,754
12,050,000 EUR	Wendel 4.375% due 08/09/17	11,336,479	15,332,530
10,000,000 EUR	Wendel 4.875% due 09/21/15 (l)	10,682,130	13,964,151
3,500,000 EUR	Wendel 4.875% due 05/26/16	2,756,835	4,654,717
		60,659,938	68,457,409

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

PRINCIPAL	DESCRIPTION	COST	VALUE

International Corporate Notes and Bonds 0.33% — (continued)

Norway 0.04%
5,500,000 USD	Den Norske Bank ASA FRN 0.625% due 08/31/11 (b)	$3,888,750	$3,396,250
3,170,000 USD	Den Norske Creditbank FRN 0.50% due 08/30/11 (b)	2,059,625	1,949,550
3,500,000 USD	Den Norske Creditbank FRN 0.65% due 08/31/11 (b)	2,610,000	2,082,500
10,000,000 USD	Nordea Bank Norge ASA FRN 0.563% due 11/18/11 (b)	6,826,750	6,100,000
		15,385,125	13,528,300
Total International Corporate Notes and Bonds		101,011,837	104,540,259

International Government Bonds — 2.32%

Hong Kong 0.72%
371,900,000 HKD	Hong Kong Government Bond 0.48% due 09/03/12	48,021,440	47,862,301
732,250,000 HKD	Hong Kong Government Bond 2.66% due 12/17/12	97,543,959	97,160,090
586,700,000 HKD	Hong Kong Government Bond 4.20% due 09/17/12	79,032,944	78,732,268
		224,598,343	223,754,659
Japan 0.09%
2,185,452,300 JPY	Japanese Government CPI Linked Bond 1.40% due 06/10/18 (m)	20,061,901	29,044,987

Singapore 0.51%
45,343,000 SGD	Singapore Government Bond 2.50% due 10/01/12	37,855,001	38,622,533
141,626,000 SGD	Singapore Government Bond 3.50% due 07/01/12	118,963,533	121,064,112
		156,818,534	159,686,645
South Korea 0.08%
24,629,430,000 KRW	Inflation Linked Korea Treasury Bond 2.75% due 03/10/17 (m)	23,469,991	25,091,346

Taiwan 0.41%
1,767,500,000 TWD	Taiwan Government Bond 2.00% due 07/20/12	54,373,968	62,089,203
1,826,000,000 TWD	Taiwan Government Bond 2.375% due 01/16/13	59,287,794	64,802,720
		113,661,762	126,891,923
United Kingdom 0.51%
47,370,000 GBP	United Kingdom Gilt 5.00% due 03/07/12	77,816,742	79,963,588

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

PRINCIPAL	DESCRIPTION	COST	VALUE

International Government Bonds — 2.32% — (continued)

United Kingdom 0.51% — (continued)
46,790,000 GBP	United Kingdom Gilt 5.25% due 06/07/12	$77,785,776	$79,967,818
		155,602,518	159,931,406
Total International Government Bonds		694,213,049	724,400,966
Total International Notes and Bonds		795,224,886	828,941,225
Total Bonds		838,900,991	875,802,735

Commercial Paper — 15.12%

International Commercial Paper — 7.95%

France 1.54%
30,963,000 USD	Électricité de France 0.15% due 08/12/11	30,961,581	30,961,581
35,000,000 USD	Électricité de France 0.16% due 09/06/11	34,994,400	34,994,400
29,800,000 USD	Électricité de France 0.18% due 09/16/11	29,793,146	29,793,146
78,386,000 USD	Électricité de France 0.18% due 09/20/11	78,366,403	78,366,403
30,004,000 USD	Électricité de France 0.19% due 09/20/11	29,996,082	29,996,082
50,000,000 USD	Électricité de France 0.20% due 09/22/11	49,985,556	49,985,556
50,000,000 USD	Électricité de France 0.22% due 10/05/11	49,980,139	49,979,130
5,167,000 USD	GDF Suez SA 0.18% due 08/19/11	5,166,535	5,166,535
19,691,000 USD	GDF Suez SA 0.18% due 09/01/11	19,687,948	19,687,948
29,179,000 USD	GDF Suez SA 0.18% due 09/14/11	29,172,581	29,172,581
25,000,000 USD	GDF Suez SA 0.18% due 09/27/11	24,992,875	24,992,875
45,229,000 USD	Sanofi 0.28% due 09/12/11	45,214,225	45,214,225
25,000,000 USD	Sanofi 0.31% due 09/12/11	24,991,250	24,991,250
27,255,000 USD	Sanofi 0.33% due 10/13/11	27,237,314	27,243,436

Germany 0.32%
23,250,000 USD	BASF AG 0.11% due 08/15/11	23,249,005	23,249,005
31,889,000 USD	BASF AG 0.12% due 09/27/11	31,882,941	31,882,941
46,000,000 USD	BASF AG 0.13% due 09/28/11	45,990,366	45,990,366

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 7.95% — (continued)

Italy 0.66%
45,600,000 USD	Eni S.p.A 0.10% due 08/01/11	$45,600,000	$45,600,000
30,000,000 USD	Eni S.p.A 0.22% due 11/02/11	29,982,950	29,979,201
40,000,000 USD	Eni S.p.A 0.25% due 10/21/11	39,977,500	39,977,412
35,000,000 USD	Eni S.p.A 0.26% due 09/06/11	34,990,900	34,990,900
56,168,000 USD	Eni S.p.A 0.34% due 12/15/11	56,097,977	56,097,515

Japan 2.96%
11,210,000 USD	Honda Corporation 0.13% due 09/22/11	11,207,895	11,207,895
30,000,000 USD	Honda Corporation 0.14% due 10/27/11	29,989,850	29,981,250
17,000,000 USD	Honda Corporation 0.17% due 09/19/11	16,996,066	16,996,066
17,075,000 USD	Honda Corporation 0.18% due 10/18/11	17,068,341	17,065,856
50,000,000 USD	Mitsubishi Company 0.20% due 11/22/11	49,968,611	49,952,795
47,620,000 USD	Mitsubishi Company 0.25% due 08/15/11	47,615,370	47,615,370
25,000,000 USD	Mitsubishi Company 0.26% due 08/12/11	24,998,014	24,998,014
30,000,000 USD	Mitsubishi Company 0.27% due 11/04/11	29,978,625	29,978,523
30,000,000 USD	Mitsui & Company, Limited 0.13% due 10/26/11	29,990,683	29,981,532
43,500,000 USD	Mitsui & Company, Limited 0.15% due 10/17/11	43,486,044	43,477,088
30,000,000 USD	Mitsui & Company, Limited 0.17% due 09/07/11	29,994,758	29,994,758
50,000,000 USD	Mitsui & Company, Limited 0.19% due 08/02/11	49,999,736	49,999,736
10,000,000 USD	Mitsui & Company, Limited 0.20% due 08/18/11	9,999,056	9,999,056
48,092,000 USD	Sumitomo Corporation 0.20% due 09/23/11	48,077,840	48,077,840
10,000,000 USD	Sumitomo Corporation 0.20% due 10/06/11	9,996,333	9,995,745
50,000,000 USD	Sumitomo Corporation 0.22% due 10/12/11	49,978,000	49,976,040
30,000,000 USD	Sumitomo Corporation 0.22% due 10/26/11	29,984,233	29,981,532
35,000,000 USD	Sumitomo Corporation 0.30% due 08/31/11	34,991,250	34,991,250

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 7.95% — (continued)

Japan 2.96% — (continued)
2,845,000 USD	Sumitomo Corporation 0.33% due 09/08/11	$2,844,039	$2,844,039
35,000,000 USD	Sumitomo Corporation 0.36% due 09/21/11	34,982,646	34,982,646
7,500,000 USD	Toyota Motor Corporation 0.14% due 08/29/11	7,499,183	7,499,183
50,000,000 USD	Toyota Motor Corporation 0.19% due 11/03/11	49,975,194	49,971,845
20,874,000 USD	Toyota Motor Corporation 0.20% due 10/28/11	20,863,795	20,863,394
67,453,000 USD	Toyota Motor Corporation 0.21% due 10/05/11	67,427,424	67,431,213
25,000,000 USD	Toyota Motor Corporation 0.21% due 11/15/11	24,984,542	24,982,970
25,000,000 USD	Toyota Motor Corporation 0.23% due 08/18/11	24,997,285	24,997,285
50,000,000 USD	Toyota Motor Corporation 0.24% due 08/01/11	50,000,000	50,000,000
25,000,000 USD	Toyota Motor Corporation 0.25% due 09/23/11	24,990,799	24,990,799
50,000,000 USD	Toyota Motor Corporation 0.27% due 08/05/11	49,998,500	49,998,500

Switzerland 1.75%
33,581,000 USD	Nestlé SA 0.10% due 10/20/11	33,573,538	33,573,646
50,000,000 USD	Nestlé SA 0.12% due 10/24/11	49,986,000	49,988,160
30,000,000 USD	Nestlé SA 0.12% due 11/02/11	29,990,700	29,991,681
36,622,000 USD	Nestlé SA 0.13% due 12/01/11	36,605,866	36,606,359
25,000,000 USD	Nestlé SA 0.14% due 09/09/11	24,996,208	24,996,208
8,093,000 USD	Nestlé SA 0.14% due 11/09/11	8,089,853	8,090,476
15,716,000 USD	Nestlé SA 0.15% due 10/12/11	15,711,285	15,713,053
30,000,000 USD	Nestlé SA 0.19% due 08/16/11	29,997,625	29,997,625
38,078,000 USD	Nestlé SA 0.20% due 09/09/11	38,069,750	38,069,750
48,000,000 USD	Nestlé SA 0.20% due 09/16/11	47,987,733	47,987,733
25,361,000 USD	Nestlé SA 0.21% due 10/24/11	25,348,573	25,354,994
44,100,000 USD	Novartis International AG 0.18% due 11/14/11	44,076,848	44,066,925

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 7.95% — (continued)

Switzerland 1.75% — (continued)
18,965,000 USD	Novartis International AG 0.21% due 10/11/11	$18,957,144	$18,957,241
35,000,000 USD	Novartis International AG 0.23% due 09/15/11	34,989,938	34,989,938
45,035,000 USD	Novartis International AG 0.23% due 10/11/11	45,014,572	45,016,576
40,000,000 USD	Novartis International AG 0.25% due 09/15/11	39,987,500	39,987,500
21,700,000 USD	Novartis International AG 0.26% due 08/08/11	21,698,903	21,698,903

United Kingdom 0.38%
27,463,000 USD	BP PLC 0.20% due 09/08/11	27,457,202	27,457,202
20,000,000 USD	Reckitt Benckiser Group PLC 0.39% due 09/26/11	19,988,178	19,988,178
50,000,000 USD	Reckitt Benckiser Group PLC 0.39% due 12/05/11	49,933,500	49,944,100
20,000,000 USD	Reckitt Benckiser Group PLC 0.39% due 12/09/11	19,972,556	19,976,578

Venezuela 0.34%
24,182,000 USD	Corporación Andina de Fomento 0.23% due 08/15/11	24,179,837	24,179,837
25,000,000 USD	Corporación Andina de Fomento 0.23% due 08/17/11	24,997,445	24,997,445
58,257,000 USD	Corporación Andina de Fomento 0.37% due 08/25/11	58,243,018	58,243,018
Total International Commercial Paper		2,481,049,558	2,481,017,834

U.S. Commercial Paper — 7.17%
$10,000,000	Abbott Laboratories 0.11% due 08/09/11	9,999,756	9,999,756
20,000,000	Abbott Laboratories 0.11% due 08/16/11	19,999,083	19,999,083
3,622,000	Abbott Laboratories 0.12% due 08/16/11	3,621,819	3,621,819
25,000,000	Abbott Laboratories 0.12% due 08/23/11	24,998,167	24,998,167
7,000,000	Abbott Laboratories 0.13% due 08/09/11	6,999,798	6,999,798
9,000,000	Allianz Corporation 0.17% due 08/01/11	9,000,000	9,000,000
25,000,000	Anheuser Busch InBev WorldWide Inc. 0.29% due 09/19/11	24,990,132	24,990,132
32,065,000	Anheuser Busch InBev WorldWide Inc. 0.29% due 09/21/11	32,051,827	32,051,827
41,686,000	Anheuser Busch InBev WorldWide Inc. 0.29% due 10/03/11	41,664,844	41,661,697
20,000,000	Anheuser Busch InBev WorldWide Inc. 0.29% due 10/13/11	19,988,239	19,986,024
40,000,000	Bemis Company, Inc. 0.27% due 08/22/11	39,993,700	39,993,700
16,250,000	Bemis Company, Inc. 0.30% due 08/01/11	16,250,000	16,250,000
41,500,000	Bemis Company, Inc. 0.30% due 08/18/11	41,494,121	41,494,121
33,133,000	Campbell Soup Company 0.24% due 08/10/11	33,131,012	33,131,012
26,555,000	Campbell Soup Company 0.25% due 08/08/11	26,553,709	26,553,709
29,482,000	Campbell Soup Company 0.26% due 08/08/11	29,480,510	29,480,510
13,121,000	Caterpillar Corporation 0.10% due 10/19/11	13,118,121	13,116,666

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2011

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 7.17% — (continued)
$29,658,000	Coca-Cola Company 0.07% due 09/12/11	$29,655,578	$29,655,578
34,463,000	Coca-Cola Company 0.13% due 11/01/11	34,451,551	34,450,903
37,500,000	Coca-Cola Company 0.14% due 12/07/11	37,481,333	37,478,576
26,401,000	Coca-Cola Company 0.19% due 10/11/11	26,391,107	26,394,542
50,000,000	Coca-Cola Company 0.20% due 08/04/11	49,999,167	49,999,167
50,000,000	Coca-Cola Company 0.22% due 09/02/11	49,990,222	49,990,222
6,658,000	Coca-Cola Company 0.22% due 09/07/11	6,656,495	6,656,495
25,000,000	Coca-Cola Company 0.22% due 09/13/11	24,993,431	24,993,431
39,974,000	Computer Sciences Corporation 0.30% due 08/03/11	39,973,334	39,973,334
39,998,000	Computer Sciences Corporation 0.30% due 08/11/11	39,994,667	39,994,667
10,195,000	ConocoPhillips 0.11% due 10/21/11	10,192,477	10,192,003
30,400,000	ConocoPhillips 0.13% due 08/23/11	30,397,585	30,397,585
49,370,000	ConocoPhillips 0.13% due 10/25/11	49,354,846	49,354,434
11,250,000	ConocoPhillips 0.14% due 09/07/11	11,248,381	11,248,381
35,000,000	ConocoPhillips 0.15% due 08/16/11	34,997,812	34,997,812
3,749,000	ConocoPhillips 0.15% due 10/13/11	3,747,860	3,748,043
31,250,000	ConocoPhillips 0.19% due 08/05/11	31,249,340	31,249,340
16,100,000	ConocoPhillips 0.20% due 08/12/11	16,099,016	16,099,016
10,425,000	ConocoPhillips 0.24% due 08/04/11	10,424,791	10,424,791
34,900,000	Consolidated Edison, Inc. 0.18% due 08/01/11	34,900,000	34,900,000
44,182,000	DuPont 0.15% due 09/21/11	44,172,611	44,172,611
22,900,000	Ebay, Inc 0.12% due 08/10/11	22,899,313	22,899,313
18,789,000	H.J. Heinz Company Limited 0.22% due 08/26/11	18,786,129	18,786,129
28,000,000	H.J. Heinz Company Limited 0.27% due 09/16/11	27,990,340	27,990,340
30,000,000	H.J. Heinz Company Limited 0.30% due 10/25/11	29,978,750	29,981,739
9,750,000	Henkel Corporation 0.10% due 08/29/11	9,749,242	9,749,242
5,000,000	Henkel Corporation 0.14% due 09/16/11	4,999,106	4,999,106
12,442,000	ITT Corporation 0.28% due 08/02/11	12,441,903	12,441,903
29,000,000	ITT Corporation 0.30% due 08/10/11	28,997,825	28,997,825
39,000,000	Johnson & Johnson 0.16% due 10/18/11	38,986,480	38,991,751
18,995,000	Johnson & Johnson 0.20% due 09/06/11	18,991,201	18,991,201
31,589,000	Johnson & Johnson 0.21% due 09/06/11	31,582,366	31,582,366
42,000,000	Johnson & Johnson 0.21% due 09/14/11	41,989,220	41,989,220
12,500,000	Kraft Foods, Inc. 0.17% due 08/12/11	12,499,351	12,499,351
25,000,000	Kraft Foods, Inc. 0.19% due 09/08/11	24,994,986	24,994,986
15,131,000	Kraft Foods, Inc. 0.20% due 09/08/11	15,127,806	15,127,806
25,200,000	Medtronic, Inc. 0.13% due 10/12/11	25,193,448	25,192,649
51,366,000	Medtronic, Inc. 0.14% due 10/24/11	51,349,220	51,347,626
34,495,000	Medtronic, Inc. 0.19% due 09/13/11	34,487,172	34,487,172
43,000,000	Medtronic, Inc. 0.21% due 10/19/11	42,980,183	42,985,797
11,780,000	NYSE Euronext 0.23% due 08/19/11	11,778,645	11,778,645
25,000,000	NYSE Euronext 0.25% due 08/17/11	24,997,222	24,997,222
15,000,000	PepsiCo, Inc. 0.11% due 09/01/11	14,998,579	14,998,579
15,000,000	Proctor & Gamble Company 0.11% due 11/10/11	14,995,371	14,995,276
38,999,000	Proctor & Gamble Company 0.11% due 11/16/11	38,986,249	38,985,534
44,000,000	Proctor & Gamble Company 0.11% due 11/17/11	43,985,480	43,984,534
30,000,000	Proctor & Gamble Company 0.12% due 09/13/11	29,995,700	29,995,700

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2011

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 7.17% — (continued)
$30,000,000	Proctor & Gamble Company 0.12% due 11/10/11	$29,989,900	$29,990,553
56,014,000	Proctor & Gamble Company 0.14% due 11/03/11	55,993,524	55,998,154
35,000,000	Questar Corporation 0.27% due 09/07/11	34,990,287	34,990,287
40,000,000	Sherwin-Williams Company 0.17% due 10/24/11	39,984,133	39,969,452
42,000,000	Verizon Communications, Inc. 0.30% due 10/03/11	41,977,950	41,975,514
40,000,000	Verizon Communications, Inc. 0.30% due 10/28/11	39,970,667	39,964,408
20,000,000	Verizon Communications, Inc. 0.33% due 11/07/11	19,982,578	19,979,352
25,316,000	Verizon Communications, Inc. 0.33% due 11/14/11	25,292,372	25,287,140
50,000,000	Verizon Communications, Inc. 0.34% due 11/14/11	49,951,875	49,943,000
50,000,000	Verizon Communications, Inc. 0.55% due 08/11/11	49,992,500	49,992,500
8,000,000	Walt Disney Company 0.10% due 09/06/11	7,999,200	7,999,200
27,000,000	Walt Disney Company 0.10% due 09/19/11	26,996,325	26,996,325
32,400,000	Walt Disney Company 0.10% due 10/12/11	32,393,520	32,390,549
8,746,000	Walt Disney Company 0.11% due 10/12/11	8,744,076	8,743,449
7,500,000	WellPoint, Inc. 0.23% due 09/26/11	7,497,317	7,497,317
8,173,000	WellPoint, Inc. 0.25% due 09/30/11	8,169,594	8,169,682
20,000,000	WellPoint, Inc. 0.27% due 10/19/11	19,988,150	19,988,838
20,000,000	WellPoint, Inc. 0.30% due 11/08/11	19,983,500	19,985,380
5,000,000	WellPoint, Inc. 0.32% due 08/02/11	4,999,957	4,999,957
30,000,000	WellPoint, Inc. 0.32% due 08/03/11	29,999,483	29,999,483
Total U.S. Commercial Paper		2,238,364,637	2,238,330,504
Total Commercial Paper		4,719,414,195	4,719,348,338
Total Investment Portfolio Excluding Options Written — 100.60%		$25,547,354,510	31,403,085,535

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Covered Call Options Written — (0.00)%
(Premium Received: $1,007,063)
7,037	KLA-Tencor Corporation	$50.00	December 2011	(422,220)
Total Investments — 100.60% (Cost: $25,546,347,447)				31,402,663,315
Liabilities in Excess of Other Assets — (0.60)%				(187,922,951)
Net Assets — 100.00%				$31,214,740,364

(a)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(b)	Security is deemed illiquid. At July 31, 2011, the value of these securities amounted to $170,361,242 or 0.55% of net assets.
(c)	Non-income producing security/commodity.
(d)	At July 31, 2011, all or a portion of this security was segregated to cover collateral requirement for options.
(e)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(f)	Represents variable voting shares.
(g)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $46,376,209 or 0.15% of net assets.
(h)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At July 31, 2011, the value of these securities amounted to $40,717,093 or 0.13% of net assets.

(i)	Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.
(j)	Represents non-voting class of shares.
(k)	This security is convertible until September 1, 2027 and is subject to a call feature and may be called in full or partially on or anytime after May 20, 2011.

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2011

(l)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(m)	Inflation protected security.

At July 31, 2011, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$6,882,103,475
Gross unrealized depreciation	(1,025,787,607)
Net unrealized appreciation	$5,856,315,868

Abbreviations used in this schedule include:
ADR	— American Depository Receipt
CPI	— Consumer Price Index
FRN	— Floating Rate Note
NVDR	— Non-Voting Depository Receipt
NYSE	— New York Stock Exchange
PC	— Participation Certificate
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
RSP	— Represents Non-Voting Shares

Currencies
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
KRW	— South Korean Won
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Emin Leydier SA FRN 6.765% due 7/31/16	07/30/09	$21,410,094	$1.44
FINEL 9.50% due 6/30/17	06/22/05	14,474,400	1.08
FINEL	07/30/09	—	0.52

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2011	UNREALIZED APPRECIATION AT JULY 31, 2011	UNREALIZED DEPRECIATION AT JULY 31, 2011
09/21/11	328,310,000	Euro	$473,987,713	$471,481,191	$2,506,522	$—
11/16/11	356,421,000	Euro	493,606,005	511,886,299	—	(18,280,294)
12/14/11	165,092,000	Euro	236,081,560	236,580,333	—	(498,773)
01/18/12	220,805,000	Euro	314,304,442	316,586,931	—	(2,282,489)
09/21/11	27,143,141,000	Japanese Yen	322,978,832	352,038,787	—	(29,059,955)
11/16/11	64,895,723,000	Japanese Yen	787,957,457	841,523,420	—	(53,565,963)
12/14/11	22,444,444,000	Japanese Yen	279,507,397	291,384,869	—	(11,877,472)
01/18/12	70,420,332,000	Japanese Yen	886,828,264	914,211,556	—	(27,383,292)
			$3,795,251,670	$3,935,693,386	$2,506,522	$(142,948,238)

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2011

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2010	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31, 2011	MARKET VALUE JULY 31, 2011	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
Alliant Techsystems, Inc.	2,864,349	473,404	—	3,337,753	$217,721,628	$—	$1,240,420
Ariake Japan Company Limited	1,725,100	—	—	1,725,100	35,153,400	—	390,013
Berkeley Group Holdings PLC	8,354,385	987,892	—	9,342,277	188,659,726	—	—
Blount International, Inc.	9,778,961	—	2,113,807	7,665,154	127,471,511	488,663	—
Chofu Seisakusho Company Limited	3,501,380	18,700	—	3,520,080	91,540,479	—	1,201,123
Cincinnati Financial Corporation	8,975,246	—	—	8,975,246	245,293,473	—	10,770,295
Cintas Corporation	13,051,511	—	—	13,051,511	424,826,683	—	6,395,240
City e-Solutions Limited	20,738,780	—	—	20,738,780	2,088,564	—	—
Deltic Timber Corporation	1,258,500	—	—	1,258,500	65,253,225	—	283,163
FINEL	12,000,000	—	—	12,000,000	6,211,082	—	—
Guyenne et Gascogne SA	956,044	—	—	956,044	130,293,849	—	5,499,735
Hirose Electric Company Limited	1,775,270	393,330	—	2,168,600	216,788,318	—	1,636,579
IDACorp, Inc.	4,117,660	—	357,175	3,760,485	147,448,617	1,768,353	3,705,894
Meitec Corporation	2,719,100	—	—	2,719,100	60,449,029	—	843,483
Mills Music Trust	34,924	—	—	34,924	1,292,188	—	87,495
MISUMI Group, Inc.	13,629,830	—	817,970	12,811,860	356,825,635	4,959,635	1,520,619
Namyang Dairy Products Company Limited	39,989	—	—	39,989	34,098,559	—	29,128
Neopost SA	2,306,626	—	262,189	2,044,437	163,466,002	(3,063,134)	9,747,125
NSC Groupe	69,500	—	—	69,500	4,673,929	—	—
Pfeiffer Vacuum Technology AG*	1,172,304	—	790,144	382,160	42,764,541	23,916,680	1,639,379
Robertet SA	160,048	—	2,788	157,260	28,083,960	(23,422)	518,378
Sabeton SA	385,000	—	—	385,000	7,289,441	—	102,820
San Juan Basin Royalty Trust	3,975,644	—	—	3,975,644	93,586,660	—	3,989,193
Shimano, Inc.	7,096,370	353,220	—	7,449,590	391,280,286	—	5,060,578
Sucrière de Pithiviers-Le-Vieil	63,019	—	—	63,019	76,235,548	—	3,244,742
T. Hasegawa Company Limited	5,147,000	—	—	5,147,000	84,768,413	—	582,433
Total					$3,243,564,746	$28,046,775	$58,487,835

* Not an affiliated issuer as of July 31, 2011.

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

U.S. Common Stocks
Consumer Discretionary	4.60%
Consumer Staples	2.49
Energy	2.13
Financials	6.85
Health Care	0.78
Industrials	3.65
Information Technology	4.01
Materials	3.22
Telecommunication Services	1.50
Utilities	2.20
Total U.S. Common Stocks	31.43
International Common Stocks
Consumer Discretionary	5.77
Consumer Staples	4.45
Energy	2.51
Financials	6.10

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2011

Health Care	3.77%
Industrials	9.84
Information Technology	3.72
Materials	6.42
Telecommunication Services	1.01
Utilities	0.51
Total International Common Stocks	44.10
U.S. Preferred Stocks
Utilities	0.05
Total U.S. Preferred Stocks	0.05
International Preferred Stocks
Consumer Discretionary	0.48
Information Technology	0.58
Total International Preferred Stocks	1.06
Warrants	0.25
Commodity	5.79
U.S. Corporate Bonds
Consumer Discretionary	0.15
Total U.S. Corporate Bonds	0.15
International Notes and Bonds
Financials	0.15
Government Issues	2.32
Industrials	0.04
Materials	0.14
Total International Notes and Bonds	2.65
Commercial Paper
International Commercial Paper	7.95
U.S. Commercial Paper	7.17
Total Commercial Paper	15.12
Covered Call Options Written	(0.00)
Total Investments	100.60%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2011

FIRST EAGLE
Overseas Fund

Schedule of Investments • Period Ended July 31, 2011 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 72.61%

International Common Stocks — 72.25%

Australia 1.02%
1,991,110	Newcrest Mining Limited	$67,088,242	$86,913,444
11,124,485	Spotless Group Limited	29,464,274	24,939,676
		96,552,516	111,853,120
Austria 1.19%
2,047,932	OMV AG	83,876,284	81,683,485
3,087,214	Wienerberger AG	52,495,688	49,475,701
		136,371,972	131,159,186
Belgium 0.28%
366,943	Groupe Bruxelles Lambert SA	27,696,696	30,962,301

Bermuda 0.52%
994,200	Jardine Matheson Holdings Limited	29,348,034	56,806,953

Brazil 0.76%
2,707,494	Petroleo Brasileiro SA, ADR	37,277,860	83,201,291

Canada 1.51%
1,321,427	Cenovus Energy, Inc.	18,791,533	50,676,725
2,009,031	Penn West Petroleum Limited	41,687,049	44,821,482
1,100,050	EnCana Corporation	14,298,775	32,220,465
485,215	Cogeco Cable, Inc.	21,284,295	24,407,969
822,828	Postmedia Network, Class 'NC' (a)(b)(c)(d)	5,591,396	13,769,757
		101,653,048	165,896,398
France 9.53%
1,660,633	Sanofi	135,351,026	129,108,449
1,687,552	Sodexo	46,883,050	129,033,040
2,596,244	Bouygues SA	120,379,802	98,192,862
562,827	Laurent-Perrier (e)	20,188,903	78,583,757
1,332,193	Total SA	79,294,102	72,045,466
827,900	Neopost SA	44,073,366	66,195,976
3,184,590	Société Télévision Francaise 1	56,191,100	60,761,165
505,501	Wendel	10,862,584	58,114,378
1,608,488	Carrefour SA	69,265,330	47,487,202
348,206	Guyenne et Gascogne SA	40,270,290	47,455,033
39,143	Sucrière de Pithiviers-Le-Vieil (e)	15,598,306	47,352,196
235,837	Robertet SA (e)	20,591,064	42,116,475
51,500	Robertet SA CI (a)(f)(g)	2,151,628	6,897,768

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 72.25% — (continued)

France 9.53% — (continued)
895,904	Fregate (a)(c)(e)(f)(k)	$23,101,992	$39,119,183
442,830	Société Foncière Financière et de Participations	29,139,582	31,638,165
297,268	Société BIC SA	11,253,819	28,089,101
264,712	Rémy Cointreau SA	6,915,434	23,636,158
364,373	Gaumont SA	21,698,753	19,645,404
116,249	Cie Generale d’Optique Essilor International SA	2,194,447	9,321,561
11,593,581	FINEL (a)(c)(e)(f)(i)(k)	9,152,131	6,000,723
1,000	Société Vermandoise de Sucreries	854,846	2,638,753
100,000	Sabeton SA	1,463,142	1,893,361
		766,874,697	1,045,326,176
Germany 4.59%
3,285,043	HeidelbergCement AG	183,252,503	180,775,463
6,418,531	Deutsche Wohnen AG (e)	67,969,040	104,279,177
1,314,843	Daimler AG	64,046,716	95,376,689
1,392,952	Tognum AG (c)	21,316,812	51,660,094
827,007	Hamburger Hafen und Logistik AG	30,808,064	33,043,015
296,503	Fraport AG	8,930,449	23,770,785
137,466	Pfeiffer Vacuum Technology AG	3,635,898	15,382,746
		379,959,482	504,287,969
Greece 0.38%
5,942,992	Jumbo SA	40,055,297	41,989,678

Hong Kong 1.11%
7,806,340	Guoco Group Limited	57,283,838	95,187,739
7,766,900	Hopewell Holdings Limited	9,963,027	25,184,057
10,851,720	City e-Solutions Limited (a)(c)	323,358	1,092,857
		67,570,223	121,464,653
Italy 0.55%
7,315,306	Italcementi S.p.A. RSP	87,341,485	27,480,828
1,197,736	Italmobiliare S.p.A. RSP	50,324,930	26,540,842
168,142	Italmobiliare S.p.A.	19,250,153	5,908,057
		156,916,568	59,929,727
Japan 29.91%
1,361,840	Fanuc Limited	121,493,378	257,071,063
4,886,870	Shimano, Inc. (e)	81,201,320	256,676,662
1,187,390	SMC Corporation	152,820,186	217,904,589
4,170,700	Secom Company Limited	178,984,614	207,612,099
7,175,100	MS&AD Insurance Group Holdings	169,497,975	178,932,289
610,300	Keyence Corporation	120,033,342	172,183,526
23,108,300	NKSJ Holdings, Inc.	168,332,751	152,150,337
2,552,600	Ono Pharmaceutical Company Limited	105,639,342	142,358,796
3,260,440	Astellas Pharma, Inc.	133,084,592	126,397,089
4,119,770	MISUMI Group, Inc.	70,730,692	114,740,525
1,007,400	Hirose Electric Company Limited	111,571,750	100,706,701
2,035,070	Canon, Inc.	97,083,761	97,903,848

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 72.25% — (continued)

Japan 29.91% — (continued)
13,073	KDDI Corporation	$81,233,450	$96,934,980
3,269,360	Nomura Research Institute Limited	63,090,578	77,744,224
1,997,120	Nissin Foods Holdings Company Limited	70,570,439	76,085,694
4,071,250	Mitsubishi Estate Company Limited	60,688,607	72,850,577
2,657,590	Nitto Kohki Company Limited (e)	46,435,145	63,892,186
6,822,630	Kansai Paint Company Limited	53,776,164	62,870,638
7,541	Inpex Corporation	36,495,721	58,411,867
6,577,300	Japan Wool Textile Company Limited (e)	49,871,284	58,300,335
2,252,610	THK Company Limited	36,188,958	58,274,715
3,452,591	T. Hasegawa Company Limited (e)	47,344,131	56,862,378
2,207,030	Hoya Corporation	47,806,955	53,447,225
2,023,600	Chofu Seisakusho Company Limited (e)	33,115,107	52,624,177
26,230	NTT DoCoMo, Inc.	39,858,813	48,432,222
2,485,480	Daiichikosho Company Limited	27,081,144	42,009,970
2,063,600	OSG Corporation	23,512,992	33,100,374
1,472,300	Meitec Corporation	43,510,664	32,731,090
1,570,700	Ariake Japan Company Limited	32,942,453	32,007,098
1,006,662	Nagaileben Company Limited (e)	19,961,972	31,110,373
1,286,140	AS One Corporation (e)	26,246,127	27,193,994
1,058,246	Matsumoto Yushi-Seiyaku Company Limited (e)	25,950,562	25,819,302
2,184,600	Seikagaku Corporation	17,648,500	24,935,905
2,535,900	Yomeishu Seizo Company Limited (e)	22,847,623	24,051,327
861,660	Icom, Inc. (e)	22,557,750	22,234,340
2,068,330	Maezawa Kasei Industries Company Limited (e)	31,939,631	20,317,047
508,106	SK Kaken Company Limited	9,470,131	20,162,216
5,160,700	Okumura Corporation	25,921,410	19,316,729
493,250	Mandom Corporation	6,249,764	14,499,039
639,200	Fuji Seal International, Inc.	12,089,732	14,442,045
2,572,675	TOMONY Holdings, Inc.	17,372,743	11,111,915
806,280	Chudenko Corporation	12,295,496	9,441,271
1,223,670	Sansei Yusoki Company Limited (e)	10,265,159	6,935,877
1,424,100	Shingakukai Company Limited (e)	10,266,277	5,645,621
784,900	Asahi Broadcasting Corporation	4,255,296	4,089,935
		2,579,334,481	3,282,524,210
Malaysia 0.83%
72,262,570	Genting Malaysia Berhad	62,743,594	88,757,792
594,690	Genting Berhad	979,066	2,164,951
		63,722,660	90,922,743
Mexico 2.56%
6,944,551	Grupo Televisa S.A., ADR	136,821,272	154,099,587
2,931,292	Industrias Peñoles S.A.B. de C.V.	2,500,676	126,456,320
		139,321,948	280,555,907
Netherlands 1.31%
539,055	HAL Trust	18,095,972	70,811,044
5,355,277	TNT Express NV (c)	65,261,899	54,281,840

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 72.25% — (continued)

Netherlands 1.31% — (continued)
2,340,827	PostNL NV	$25,821,064	$18,288,256
		109,178,935	143,381,140
Singapore 2.30%
23,192,830	Haw Par Corporation Limited (e)	76,875,317	116,455,538
64,025,235	ComfortDelgro Corporation Limited	61,733,473	76,198,593
15,238,450	Singapore Airport Terminal Services Limited	16,538,036	31,836,588
5,640,520	Fraser and Neave Limited	6,680,505	28,081,974
		161,827,331	252,572,693
South Africa 1.66%
8,701,891	Gold Fields Limited, ADR	113,631,009	135,662,481
3,446,659	Harmony Gold Mining Company Limited, ADR	32,680,302	46,805,629
		146,311,311	182,468,110
South Korea 2.64%
1,660,372	KT&G Corporation	90,106,497	103,380,990
35,325	Lotte Confectionery Company Limited	12,445,892	60,308,664
186,884	Nong Shim Company Limited	43,886,371	44,846,488
119,080	Amorepacific Group	18,151,496	26,203,699
872,463	Fursys, Inc. (e)	10,110,165	22,696,614
22,950	Namyang Dairy Products Company Limited	4,912,653	19,569,430
1,182,040	Dong Ah Tire & Rubber Company Limited	5,161,359	11,315,097
151,732	Teems, Inc. (c)(e)	1,401,053	1,762,987
		186,175,486	290,083,969
Spain 0.82%
1,523,600	Red Electrica Corporation SA	75,781,786	83,028,039
1,608,488	Distribuidora Internacional de Alimentacion SA (c)	7,947,075	6,822,183
		83,728,861	89,850,222
Sweden 0.24%
1,230,868	Investor AB, Class ‘A’	26,822,266	26,296,295

Switzerland 4.25%
2,196,591	Pargesa Holding SA	115,479,876	194,010,015
2,378,850	Nestlé SA	64,791,575	151,133,117
164,816	Rieter Holding AG (c)	20,865,321	37,881,835
260,960	Kuehne & Nagel International AG	8,287,573	36,385,862
792	Lindt & Spruengli AG	5,105,206	30,173,837
164,816	Autoneum Holding AG (c)	7,889,208	16,812,631
		222,418,759	466,397,297
Taiwan 0.45%
20,184,980	Taiwan Secom Company Limited	32,105,415	37,374,970
13,102,028	Taiwan Sogo Shin Kong Security Company Limited	11,831,241	11,899,651
		43,936,656	49,274,621
Thailand 1.86%
466,542,885	Thai Beverage PCL	82,863,046	106,715,775

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 72.25% — (continued)

Thailand 1.86% — (continued)
15,979,859	Bangkok Bank PCL NVDR	$56,870,621	$93,025,543
250,000	OHTL PCL (a)	1,152,072	4,090,528
		140,885,739	203,831,846
Turkey 0.12%
2,077,406	Yazicilar Holding AS	15,336,151	13,562,380

United Kingdom 1.86%
3,995,640	GlaxoSmithKline PLC	76,140,895	89,208,090
3,378,628	Berkeley Group Holdings PLC (c)	41,275,902	68,228,659
978,218	Anglo American PLC	22,102,753	46,366,596
		139,519,550	203,803,345
Total International Common Stocks		5,898,796,527	7,928,402,230

U.S. Common Stocks — 0.36%

Materials 0.36%
707,683	Newmont Mining Corporation	18,468,982	39,354,252
Total Common Stocks		5,917,265,509	7,967,756,482

International Preferred Stocks — 1.88%

Germany 0.90%
1,160,182	Hornbach Holding AG	39,421,559	98,517,036

South Korea 0.98%
186,879	Samsung Electronics Company Limited	23,663,909	99,596,783
27,183	Namyang Dairy Products Company Limited	387,445	7,838,027
		24,051,354	107,434,810
Total International Preferred Stocks		63,472,913	205,951,846

OUNCES

Commodity — 6.89%
465,106	Gold bullion (c)	230,398,146	756,021,135

PRINCIPAL

Term Loans — 0.16%

Germany 0.16%
1,647,055 EUR	Pfleiderer AG Term 1A due 12/31/13 (c)(h)	1,639,424	1,657,638
5,000,000 EUR	Pfleiderer AG Term Loan due 12/31/13 (c)(h)	5,391,975	5,032,126
5,000,000 EUR	Pfleiderer AG Term Loan due 12/31/13 (c)(h)	5,003,535	5,032,126
441,014 EUR	Pfleiderer AG Term Facility 1A due 12/31/13 (c)(h)	467,407	443,841
2,488,890 CAD	Pfleiderer AG Term Facility 2A due 12/31/13 (c)(h)	1,874,568	1,780,118
799,835 EUR	Pfleiderer AG Revolving Credit Facility due 12/31/13 (c)(h)	847,702	804,991
468,914 CAD	Pfleiderer AG Revolving Credit Facility due 12/31/13 (c)(h)	353,171	335,377

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

PRINCIPAL	DESCRIPTION	COST	VALUE

Term Loans — 0.16% — (continued)

Germany 0.16% — (continued)
2,578,274 USD	Pfleiderer AG Revolving Credit Facility due 12/31/13 (c)(h)	$1,841,888	$1,748,984
319,240 USD	Pfleiderer AG Term Loan B 5.50% due 9/19/11 (f)(h)(j)	321,454	319,240
225,452 EUR	Pfleiderer AG Term Facility B 5.50% due 9/19/11 (f)(h)(j)	323,490	324,144
Total Term Loans		18,064,614	17,478,585

International Bonds — 4.21%

International Corporate Bonds — 0.64%

Canada 0.41%
33,554,000 USD	Catalyst Paper Corporation 7.375% due 03/01/14 (a)	25,843,321	17,783,620
34,110,000 USD	Catalyst Paper Corporation 11.00% due 12/15/16 (a)	30,695,297	27,032,175
		56,538,618	44,815,795
France 0.23%
10,000,000 EUR	Emin Leydier SA FRN 6.765% due 07/31/16 (a)(f)(k)	14,273,396	14,377,504
8,000,000 EUR	FINEL 9.50% due 06/30/17 (a)(f)(k)	9,649,600	8,626,503
1,950,000 EUR	Wendel 4.875% due 09/21/15 (l)	1,653,426	2,723,010
		25,576,422	25,727,017
Total International Corporate Bonds		82,115,040	70,542,812

International Government Bonds — 3.57%

France 0.22%
16,075,582 EUR	France Government Bond OAT 3.00% due 07/25/12 (m)	19,610,626	23,905,463

Hong Kong 1.28%
137,300,000 HKD	Hong Kong Government Bond 0.48% due 09/03/12	17,728,808	17,670,056
415,700,000 HKD	Hong Kong Government Bond 2.66% due 12/17/12	55,242,927	55,158,006
359,500,000 HKD	Hong Kong Government Bond 4.20% due 09/17/12	48,324,525	48,243,140
145,500,000 HKD	Hong Kong Government Bond 4.49% due 11/26/12	19,660,598	19,734,749
		140,956,858	140,805,951
Singapore 0.94%
120,000,000 SGD	Singapore Government Bond 3.50% due 07/01/12	96,517,656	102,577,870

Taiwan 0.37%
582,300,000 TWD	Taiwan Government Bond 2.00% due 07/20/12	18,044,755	20,455,187

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

PRINCIPAL	DESCRIPTION	COST	VALUE

International Bonds — 4.21% — (continued)

International Government Bonds 3.57% — (continued)

Taiwan 0.37% — (continued)
574,500,000 TWD	Taiwan Government Bond 2.375% due 01/16/13	$18,392,294	$20,388,369
		36,437,049	40,843,556
United Kingdom 0.76%
24,745,000 GBP	United Kingdom Gilt 5.00% due 03/07/12	40,649,679	41,771,141
24,448,000 GBP	United Kingdom Gilt 5.25% due 06/07/12	40,643,442	41,783,570
		81,293,121	83,554,711
Total International Government Bonds		374,815,310	391,687,551
Total International Bonds		456,930,350	462,230,363

Commercial Paper — 14.94%

International Commercial Paper — 9.25%

France 1.39%
55,852,000 USD	Électricité de France 0.18% due 09/16/11	55,839,154	55,839,154
20,000,000 USD	Électricité de France 0.18% due 09/20/11	19,995,000	19,995,000
7,500,000 USD	Électricité de France 0.20% due 08/17/11	7,499,333	7,499,333
22,946,000 USD	GDF Suez SA 0.18% due 08/19/11	22,943,935	22,943,935
25,000,000 USD	GDF Suez SA 0.18% due 09/01/11	24,996,125	24,996,125
20,821,000 USD	GDF Suez SA 0.18% due 09/14/11	20,816,420	20,816,420

Germany 0.16%
18,111,000 USD	BASF AG 0.12% due 09/27/11	18,107,559	18,107,559

Italy 1.29%
38,335,000 USD	Eni S.p.A 0.10% due 08/01/11	38,335,000	38,335,000
28,000,000 USD	Eni S.p.A 0.22% due 10/03/11	27,989,220	27,988,808
20,000,000 USD	Eni S.p.A 0.22% due 11/02/11	19,988,633	19,986,134
10,000,000 USD	Eni S.p.A 0.25% due 10/21/11	9,994,375	9,994,353
12,000,000 USD	Eni S.p.A 0.26% due 09/06/11	11,996,880	11,996,880
8,361,000 USD	Eni S.p.A. 0.35% due 08/01/11	8,361,000	8,361,000
25,000,000 USD	Eni S.p.A. 0.39% due 09/22/11	24,986,278	24,986,278

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 9.25% — (continued)

Japan 3.94%
20,000,000 USD	Honda Corporation 0.14% due 10/27/11	$19,993,233	$19,987,500
45,000,000 USD	Honda Corporation 0.15% due 09/02/11	44,994,000	44,994,000
20,000,000 USD	Mitsubishi Company 0.27% due 11/04/11	19,985,750	19,985,682
43,500,000 USD	Mitsubishi Company 0.28% due 10/25/11	43,471,242	43,473,735
30,000,000 USD	Mitsui & Company, Limited 0.13% due 10/26/11	29,990,683	29,981,532
20,000,000 USD	Mitsui & Company, Limited 0.17% due 09/07/11	19,996,506	19,996,506
40,000,000 USD	Mitsui & Company, Limited 0.20% due 08/18/11	39,996,222	39,996,222
5,000,000 USD	Sumitomo Corporation 0.20% due 10/06/11	4,998,167	4,997,872
30,000,000 USD	Sumitomo Corporation 0.20% due 10/07/11	29,988,833	29,986,992
30,000,000 USD	Sumitomo Corporation 0.20% due 10/24/11	29,986,000	29,982,165
16,500,000 USD	Sumitomo Corporation 0.22% due 10/26/11	16,491,328	16,489,843
32,155,000 USD	Sumitomo Corporation 0.32% due 09/08/11	32,144,139	32,144,139
8,000,000 USD	Toyota Motor Corporation 0.14% due 08/29/11	7,999,129	7,999,129
3,501,000 USD	Toyota Motor Corporation 0.20% due 10/28/11	3,499,288	3,499,221
34,865,000 USD	Toyota Motor Corporation 0.20% due 11/15/11	34,844,468	34,841,250
19,000,000 USD	Toyota Motor Corporation 0.21% due 10/05/11	18,992,796	18,993,863
25,000,000 USD	Toyota Motor Corporation 0.23% due 11/10/11	24,983,868	24,984,182
10,000,000 USD	Toyota Motor Corporation 0.26% due 08/03/11	9,999,856	9,999,856

Switzerland 1.64%
20,000,000 USD	Nestlé SA 0.12% due 11/02/11	19,993,800	19,994,454
21,907,000 USD	Nestlé SA 0.14% due 11/09/11	21,898,481	21,900,167
4,284,000 USD	Nestlé SA 0.15% due 10/12/11	4,282,715	4,283,197
10,000,000 USD	Nestlé SA 0.18% due 08/02/11	9,999,950	9,999,950
8,771,000 USD	Nestlé SA 0.20% due 09/09/11	8,769,100	8,769,100

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 9.25% — (continued)

Switzerland 1.64% — (continued)
2,824,000 USD	Nestlé SA 0.21% due 10/24/11	$2,822,616	$2,823,331
30,000,000 USD	Nestlé SA 0.22% due 08/08/11	29,998,717	29,998,717
12,450,000 USD	Nestlé SA 0.24% due 08/03/11	12,449,834	12,449,834
35,000,000 USD	Novartis International AG 0.18% due 10/14/11	34,987,050	34,984,803
10,000,000 USD	Novartis International AG 0.18% due 11/14/11	9,994,750	9,992,500
15,000,000 USD	Novartis International AG 0.23% due 09/15/11	14,995,687	14,995,687
10,000,000 USD	Novartis International AG 0.25% due 09/12/11	9,997,083	9,997,083

United Kingdom 0.56%
21,637,000 USD	BP PLC 0.17% due 10/13/11	21,629,542	21,628,945
14,687,000 USD	BP PLC 0.20% due 09/08/11	14,683,899	14,683,899
25,000,000 USD	Reckitt Benckiser Group PLC 0.39% due 09/26/11	24,985,222	24,985,222

Venezuela 0.27%
20,000,000 USD	Corporación Andina de Fomento 0.29% due 08/15/11	19,997,744	19,997,744
10,000,000 USD	Corporación Andina de Fomento 0.37% due 08/25/11	9,997,600	9,997,600
Total International Commercial Paper		1,015,688,210	1,015,661,901

U.S. Commercial Paper — 5.69%
$10,000,000	Abbott Laboratories 0.11% due 08/09/11	9,999,756	9,999,756
6,209,000	Abbott Laboratories 0.12% due 08/16/11	6,208,690	6,208,690
20,000,000	Allianz Corporation 0.17% due 08/01/11	20,000,000	20,000,000
15,000,000	Allianz Corporation 0.17% due 10/04/11	14,995,467	14,994,724
50,000,000	Anheuser Busch InBev WorldWide, Inc. 0.29% due 09/19/11	49,980,264	49,980,264
2,957,000	Anheuser Busch InBev WorldWide, Inc. 0.29% due 10/03/11	2,955,499	2,955,276
30,000,000	Anheuser Busch InBev WorldWide, Inc. 0.29% due 10/13/11	29,982,358	29,979,036
25,000,000	Anheuser Busch InBev WorldWide, Inc. 0.29% due 10/19/11	24,984,090	24,980,695
19,995,000	Campbell Soup Company 0.25% due 08/08/11	19,994,028	19,994,028
19,263,000	Coca-Cola Company 0.07% due 09/12/11	19,261,427	19,261,427
10,000,000	ConocoPhillips 0.11% due 10/21/11	9,997,525	9,997,060
15,000,000	ConocoPhillips 0.15% due 08/16/11	14,999,062	14,999,062
30,000,000	ConocoPhillips 0.19% due 08/05/11	29,999,367	29,999,367
7,250,000	ConocoPhillips 0.20% due 08/12/11	7,249,557	7,249,557

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 5.69% — (continued)
$28,652,000	Consolidated Edison, Inc. 0.18% due 08/01/11	$28,652,000	$28,652,000
25,000,000	DuPont 0.08% due 08/29/11	24,998,444	24,998,444
22,500,000	Ebay, Inc. 0.12% due 08/10/11	22,499,325	22,499,325
25,000,000	H.J. Heinz Company Limited 0.22% due 08/26/11	24,996,181	24,996,181
20,000,000	H.J. Heinz Company Limited 0.30% due 10/25/11	19,985,833	19,987,826
5,000,000	Henkel Corporation 0.14% due 09/16/11	4,999,106	4,999,106
12,500,000	Kraft Foods, Inc. 0.17% due 08/12/11	12,498,229	12,498,229
7,000,000	Kraft Foods, Inc. 0.32% due 08/01/11	7,000,000	7,000,000
25,000,000	Medtronic, Inc. 0.13% due 10/12/11	24,993,500	24,992,707
23,634,000	Medtronic, Inc. 0.14% due 10/24/11	23,626,279	23,625,546
12,500,000	Medtronic, Inc. 0.19% due 09/13/11	12,497,163	12,497,163
13,020,000	NYSE Euronext 0.23% due 08/19/11	13,018,503	13,018,503
40,000,000	Philip Morris International, Inc. 0.07% due 08/29/11	39,997,822	39,997,822
15,000,000	Proctor & Gamble Company 0.11% due 11/10/11	14,995,371	14,995,276
20,000,000	Proctor & Gamble Company 0.12% due 11/10/11	19,993,267	19,993,702
18,986,000	Proctor & Gamble Company 0.14% due 11/03/11	18,979,060	18,980,629
24,935,000	Proctor & Gamble Company 0.15% due 12/16/11	24,920,766	24,922,104
5,000,000	Verizon Communications, Inc. 0.30% due 10/28/11	4,996,333	4,995,551
10,000,000	Verizon Communications, Inc. 0.33% due 11/07/11	9,991,289	9,989,676
10,000,000	WellPoint, Inc. 0.29% due 08/19/11	9,998,550	9,998,550
Total U.S. Commercial Paper		624,244,111	624,237,282
Total Commercial Paper		1,639,932,321	1,639,899,183
Total Investments — 100.69%		$8,326,063,853	11,049,337,594
Liabilities in Excess of Other Assets — (0.69)%			(75,617,399)
Net Assets — 100.00%			$10,973,720,195

(a)	Security is deemed illiquid. At July 31, 2011, the value of these securities amounted to $138,790,618 or 1.27% of net assets.
(b)	Represents variable voting shares.
(c)	Non-income producing security/commodity.
(d)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(e)

An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(f)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $75,665,065 or 0.69% of net assets.
(g)	Represents non-voting class of shares.
(h)	All or a portion of this position represents unsettled loan commitment.
(i)	Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.
(j)	Floating rate security. Rate shown is the rate in effect at July 31, 2011.
(k)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At July 31, 2011, the value of these securities amounted to $68,123,913 or 0.62% of net assets.

(l)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(m)	Inflation protected security.

At July 31, 2011, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,012,086,078
Gross unrealized depreciation	(288,812,337)
Net unrealized appreciation	$2,723,273,741

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
FRN	—	Floating Rate Note
NVDR	—	Non-Voting Depository Receipt
NYSE	—	New York Stock Exchange
OAT	—	French Treasury Obligation
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Non-Voting Shares

Currencies
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
TWD	—	Taiwan Dollar
USD	—	United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Emin Leydier SA FRN 6.765% due 7/31/16	07/30/09	$14,273,396	$1.44
FINEL 9.50% due 6/30/17	06/22/05	9,649,600	1.08
FINEL	07/14/99	9,152,131	0.52
Fregate	04/30/04	23,101,992	43.66

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT JULY 31, 2011	UNREALIZED APPRECIATION AT JULY 31, 2011	UNREALIZED DEPRECIATION AT JULY 31, 2011
09/21/11	176,174,000	Euro	$254,345,927	$253,000,906	$1,345,021	$—
11/16/11	228,262,000	Euro	316,413,524	327,789,516	—	(11,375,992)
12/14/11	103,846,000	Euro	148,499,780	148,813,518	—	(313,738)
01/18/12	110,690,000	Euro	157,553,886	158,743,463	—	(1,189,577)
09/21/11	13,696,552,000	Japanese Yen	162,976,583	177,640,368	—	(14,663,785)
11/16/11	35,652,784,000	Japanese Yen	433,553,304	462,348,180	—	(28,794,876)
12/14/11	11,874,054,000	Japanese Yen	147,871,158	154,154,840	—	(6,283,682)
01/18/12	41,976,025,000	Japanese Yen	528,829,187	544,961,752	—	(16,132,565)
			$2,150,043,349	$2,227,452,543	$1,345,021	$(78,754,215)

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2011

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2010	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES JULY 31, 2011	MARKET VALUE JULY 31, 2011	REALIZED GAIN / (LOSS)	DIVIDEND INCOME
AS One Corporation	1,286,140	—	—	1,286,140	$27,193,994	$—	$261,787
Chofu Seisakusho Company Limited	2,022,800	800	—	2,023,600	52,624,177	—	692,180
Deutsche Wohnen AG	6,418,531	—	—	6,418,531	104,279,177	—	1,851,810
FINEL	11,593,581	—	—	11,593,581	6,000,723	—	—
Fregate	895,904	—	—	895,904	39,119,183	—	988,172
Fursys, Inc.	948,330	—	75,867	872,463	22,696,614	—	444,851
Gewiss S.p.A.*	6,116,020	—	6,116,020	—	—	21,355,659	—
Haw Par Corporation Limited	23,192,830	—	—	23,192,830	116,455,538	—	2,603,846
Icom, Inc.	861,660	—	—	861,660	22,234,340	—	97,403
Japan Wool Textile Company Limited	6,577,300	—	—	6,577,300	58,300,335	—	1,332,912
Laurent-Perrier	563,378	—	551	562,827	78,583,757	30,715	510,447
Maezawa Kasei Industries Company Limited	2,068,330	—	—	2,068,330	20,317,047	—	292,257
Matsumoto Yushi-Seiyaku Company Limited	1,058,246	—	—	1,058,246	25,819,302	—	596,864
Nagaileben Company Limited	1,005,672	990	—	1,006,662	31,110,373	—	—
Nitto Kohki Company Limited	2,832,150	—	174,560	2,657,590	63,892,186	749,650	503,971
Pfeiffer Vacuum Technology AG*	895,398	—	757,932	137,466	15,382,746	55,918,805	589,692
Robertet SA	235,944	—	107	235,837	42,116,475	(1,332)	777,392
Sansei Yusoki Company Limited	1,223,670	—	—	1,223,670	6,935,877	—	96,827
Shimano, Inc.	4,886,870	—	—	4,886,870	256,676,662	—	3,399,528
Shingakukai Company Limited	1,424,100	—	—	1,424,100	5,645,621	—	160,642
Sucrière de Pithiviers-Le-Vieil	39,143	—	—	39,143	47,352,196	—	2,015,407
T. Hasegawa Company Limited	3,452,591	—	—	3,452,591	56,862,378	—	390,694
Teems, Inc.	—	151,732	—	151,732	1,762,987	—	—
Yomeishu Seizo Company Limited	2,535,900	—	—	2,535,900	24,051,327	—	514,900
Total					$1,125,413,015	$78,053,497	$18,121,582

* Not an affiliated issuer as of July 31, 2011.

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
International Common Stocks
Consumer Discretionary	11.01%
Consumer Staples	8.60
Energy	3.98
Financials	10.03
Health Care	5.30
Industrials	17.57
Information Technology	5.38
Materials	8.30
Telecommunication Services	1.32
Utilities	0.76
Total International Common Stocks	72.25
U.S. Common Stocks
Materials	0.36
Total U.S. Common Stocks	0.36
International Preferred Stocks
Consumer Discretionary	0.90
Consumer Staples	0.07
Information Technology	0.91
Total International Preferred Stocks	1.88
Commodity	6.89
Term Loans	0.16
International Bonds
Financials	0.08
Government Issues	3.57
Industrials	0.02
Materials	0.54
Total International Bonds	4.21

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2011

Commercial Paper
International Commercial Paper	9.25%
U.S. Commercial Paper	5.69
Total Commercial Paper	14.94
Total Investments	100.69%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2011

FIRST EAGLE
U.S. Value Fund

Schedule of Investments • Period Ended July 31, 2011 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 68.64%

U.S. Common Stocks — 63.91%

Consumer Discretionary 9.62%
1,711,346	Comcast Corporation, Class ‘A’	$27,931,671	$39,942,816
1,143,570	Cintas Corporation	34,510,670	37,223,203
573,750	Omnicom Group, Inc.	17,421,015	26,920,350
744,610	Home Depot, Inc.	17,004,979	26,009,227
348,334	Wal-Mart Stores, Inc.	16,475,015	18,360,685
617,496	International Speedway Corporation, Class ‘A’	20,858,724	17,271,363
127,022	Unifirst Corporation	3,310,917	6,967,157
590	St. John Knits International, Inc. (a)(b)	18,290	2,950
		137,531,281	172,697,751
Consumer Staples 4.75%
1,419,161	Sysco Corporation	40,467,087	43,412,135
199,910	Lorillard, Inc.	14,817,964	21,234,440
243,070	Colgate-Palmolive Company	18,724,902	20,510,247
		74,009,953	85,156,822
Energy 4.16%
475,748	ConocoPhillips	23,489,646	34,249,098
154,753	Apache Corporation	10,032,993	19,146,041
352,139	San Juan Basin Royalty Trust	10,234,184	8,289,352
66,671	SEACOR Holdings, Inc.	4,706,611	6,691,102
91,354	Helmerich & Payne, Inc.	1,684,414	6,307,994
		50,147,848	74,683,587
Financials 13.94%
1,506,689	Bank of New York Mellon Corporation	40,843,341	37,832,961
665,890	American Express Company	19,687,007	33,321,136
1,046,550	Cincinnati Financial Corporation	28,098,134	28,602,211
905,943	U.S. Bancorp	22,343,278	23,608,875
262,172	Visa, Inc., Class ‘A’	19,442,449	22,426,193
846,124	BB&T Corporation	22,652,682	21,728,464
54,096	Alleghany Corporation (a)	15,618,135	17,819,763
58,559	Mastercard, Inc., Class ‘A’	12,460,463	17,758,017
145	Berkshire Hathaway, Inc., Class ‘A’ (a)	11,905,798	16,167,500
520,235	WR Berkley Corporation	13,980,972	16,018,036
398,045	Mercury General Corporation	16,845,049	14,783,391
		223,877,308	250,066,547

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 63.91% — (continued)

Health Care 2.40%
309,780	WellPoint, Inc.	$14,454,331	$20,925,639
296,570	Johnson & Johnson	17,865,833	19,214,770
79,310	DENTSPLY International, Inc.	1,696,098	3,005,056
		34,016,262	43,145,465
Industrials 8.13%
364,360	3M Company	25,766,414	31,750,330
376,413	Alliant Techsystems, Inc.	30,925,471	24,553,420
320,795	Lockheed Martin Corporation	22,855,964	24,293,805
302,267	Northrop Grumman Corporation	18,811,709	18,290,176
317,471	Automatic Data Processing, Inc.	11,701,372	16,346,582
726,974	Blount International, Inc. (a)	7,053,601	12,089,578
365,640	Rofin-Sinar Technologies, Inc. (a)	8,297,787	11,473,783
563,400	Insteel Industries, Inc.	6,445,996	6,456,564
16,939	Huntington Ingalls Industries, Inc. (a)	638,265	567,118
		132,496,579	145,821,356
Information Technology 7.66%
1,423,227	Microsoft Corporation	33,883,608	38,996,420
1,375,494	Intel Corporation	24,993,931	30,714,781
845,560	Linear Technology Corporation	21,996,487	24,774,908
539,130	Texas Instruments, Inc.	13,938,821	16,039,117
332,733	KLA-Tencor Corporation (c)	9,552,516	13,249,428
19,150	Google, Inc., Class ‘A’ (a)	9,191,400	11,560,664
125,000	Dell, Inc. (a)(c)	1,470,868	2,030,000
		115,027,631	137,365,318
Materials 6.87%
521,812	Newmont Mining Corporation	24,247,219	29,017,965
1,049,165	Weyerhaeuser Company	16,778,429	20,972,808
216,880	Martin Marietta Materials, Inc.	19,018,983	16,400,466
416,060	Plum Creek Timber Company, Inc., REIT	14,548,176	15,901,813
458,372	Vulcan Materials Company	20,827,381	15,717,576
218,686	Rayonier, Inc., REIT	6,922,549	14,094,313
96,379	Ashland, Inc.	5,295,663	5,902,250
101,150	Deltic Timber Corporation	4,802,970	5,244,628
		112,441,370	123,251,819
Telecommunication Services 3.01%
3,377,902	Cisco Systems, Inc.	59,024,027	53,945,095

Utilities 3.37%
801,683	FirstEnergy Corporation	29,319,090	35,795,146
241,950	Entergy Corporation	16,050,197	16,162,260
216,687	IDACorp, Inc.	6,780,723	8,496,297
		52,150,010	60,453,703
Total U.S. Common Stocks		990,722,269	1,146,587,463

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 4.73%

Canada 1.38%
379,197	Franco-Nevada Corporation	$7,074,309	$15,849,466
399,602	Penn West Petroleum Limited	8,133,773	8,915,121
		15,208,082	24,764,587
France 1.63%
754,462	Sanofi, ADR	28,866,657	29,235,403

United Kingdom 1.72%
496,990	Amdocs Limited (a)	11,894,360	15,670,095
370,363	Willis Group Holdings PLC	9,103,778	15,162,661
		20,998,138	30,832,756
Total International Common Stocks		65,072,877	84,832,746
Total Common Stocks		1,055,795,146	1,231,420,209

U.S. Preferred Stocks — 0.49%

Consumer Staples 0.24%
168,915	Seneca Foods Corporation, Series ‘2003’ (a)(b)(d)(e)	2,542,171	4,374,899

Utilities 0.25%
88,100	Calenergy Capital Trust III 6.50% (b)(f)(g)	3,778,987	4,438,037

Total U.S. Preferred Stocks		6,321,158	8,812,936

Exchange Traded Fund— 0.53%
292,960	PowerShares DB Agriculture Fund, ETF (a)	7,191,808	9,447,960

Warrant — 0.49%

United States — 0.49%
661,579	JPMorgan Chase & Co. Warrant expire 10/28/18 (a)	8,575,940	8,838,696

OUNCES

Commodity — 5.24%
57,817	Gold bullion (a)	42,149,092	93,980,863

PRINCIPAL

Bonds — 2.98%

U.S. Corporate Bonds — 2.54%
$600,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (b)	517,155	519,000
5,975,000	Mueller Water Products, Inc. 7.375% due 06/01/17	4,823,502	5,736,000
2,000,000	Pulte Homes, Inc. 6.25% due 02/15/13	1,920,518	2,090,000
446,000	Sanmina-SCI Corporation 8.125% due 03/01/16	406,702	467,743
10,169,000	Sealy Mattress Company 8.25% due 06/15/14	8,008,748	10,270,690
19,455,000	Yankee Acquisition Corporation, Series ‘B’ 8.50% due 02/15/15	20,055,490	20,233,200

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Corporate Bonds — 2.54% — (continued)
$5,877,000	Yankee Acquisition Corporation, Series ‘B’ 9.75% due 02/15/17	$5,871,998	$6,273,697
Total U.S. Corporate Bonds		41,604,113	45,590,330

International Corporate Bond — 0.44%

Canada 0.44%
10,000,000 USD	Catalyst Paper Corporation 11.00% due 12/15/16 (b)(h)	8,772,584	7,925,000
Total Bonds		50,376,697	53,515,330
U.S. Treasury Bills — 6.30%
15,000,000	U.S. Treasury Bill 0.07% due 08/18/11	14,999,504	14,999,504
15,000,000	U.S. Treasury Bill 0.08% due 12/15/11	14,995,467	14,994,615
15,000,000	U.S. Treasury Bill 0.08% due 02/09/12	14,993,600	14,987,850
15,000,000	U.S. Treasury Bill 0.09% due 01/12/12	14,993,850	14,991,120
8,000,000	U.S. Treasury Bill 0.10% due 10/20/11	7,998,222	7,998,632
15,000,000	U.S. Treasury Bill 0.14% due 08/18/11	14,999,008	14,999,008
15,000,000	U.S. Treasury Bill 0.14% due 09/15/11	14,997,469	14,997,469
15,000,000	U.S. Treasury Bill 0.14% due 10/20/11	14,995,500	14,997,435
Total U.S. Treasury Bills		112,972,620	112,965,633
Commercial Paper — 14.88%

International Commercial Paper — 2.63%

France 0.73%
5,158,000 USD	GDF Suez SA 0.18% due 08/19/11	5,157,536	5,157,536
5,309,000 USD	GDF Suez SA 0.18% due 09/01/11	5,308,177	5,308,177
2,745,000 USD	Sanofi 0.33% due 10/13/11	2,743,219	2,743,835

Italy 0.46%
8,200,000 USD	Eni S.p.A 0.10% due 08/01/11	8,200,000	8,200,000

Japan 1.44%
9,790,000 USD	Honda Corporation 0.13% due 09/22/11	9,788,161	9,788,161
10,000,000 USD	Sumitomo Corporation 0.20% due 10/06/11	9,996,333	9,995,745
6,000,000 USD	Toyota Motor Corporation 0.14% due 08/29/11	5,999,347	5,999,347
Total International Commercial Paper		47,192,773	47,192,801

U.S. Commercial Paper — 12.25%
$7,338,000	Abbott Laboratories 0.10% due 08/30/11	7,337,409	7,337,409
5,550,000	Abbott Laboratories 0.11% due 08/09/11	5,549,864	5,549,864
3,000,000	Abbott Laboratories 0.13% due 08/09/11	2,999,913	2,999,913
1,743,000	Anheuser Busch InBev WorldWide, Inc. 0.29% due 10/03/11	1,742,116	1,741,984
10,000,000	Campbell Soup Company 0.24% due 08/10/11	9,999,400	9,999,400
12,139,000	Caterpillar Corporation 0.10% due 10/19/11	12,136,336	12,134,990
12,500,000	Coca-Cola Company 0.14% due 12/07/11	12,493,778	12,492,859
1,400,000	Coca-Cola Company 0.18% due 11/01/11	1,399,356	1,399,509
3,342,000	Coca-Cola Company 0.22% due 09/07/11	3,341,244	3,341,244

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 12.25% — (continued)
$4,995,000	ConocoPhillips 0.11% due 10/21/11	$4,993,764	$4,993,531
5,851,000	ConocoPhillips 0.15% due 10/13/11	5,849,220	5,849,506
7,000,000	ConocoPhillips 0.19% due 08/05/11	6,999,852	6,999,852
3,000,000	ConocoPhillips 0.20% due 08/12/11	2,999,817	2,999,817
6,321,000	Consolidated Edison, Inc. 0.18% due 08/01/11	6,321,000	6,321,000
11,000,000	Johnson & Johnson 0.16% due 10/18/11	10,996,187	10,997,673
2,005,000	Johnson & Johnson 0.20% due 09/06/11	2,004,599	2,004,599
3,000,000	Kraft Foods, Inc. 0.32% due 08/01/11	3,000,000	3,000,000
2,000,000	Medtronic, Inc. 0.21% due 10/19/11	1,999,078	1,999,339
10,000,000	NYSE Euronext 0.23% due 08/19/11	9,998,850	9,998,850
10,000,000	PepsiCo, Inc. 0.11% due 09/01/11	9,999,053	9,999,053
4,000,000	Proctor & Gamble Company 0.11% due 11/16/11	3,998,692	3,998,619
6,000,000	Proctor & Gamble Company 0.11% due 11/17/11	5,998,020	5,997,891
10,065,000	Proctor & Gamble Company 0.15% due 12/16/11	10,059,255	10,059,794
15,000,000	Questar Corporation 0.27% due 09/07/11	14,995,838	14,995,838
10,000,000	Sherwin-Williams Company 0.17% due 10/24/11	9,996,033	9,992,363
8,000,000	Verizon Communications, Inc. 0.30% due 10/03/11	7,995,800	7,995,336
10,000,000	Verizon Communications, Inc. 0.30% due 10/28/11	9,992,667	9,991,102
12,000,000	Walt Disney Company 0.10% due 09/06/11	11,998,800	11,998,800
5,000,000	Walt Disney Company 0.11% due 10/12/11	4,998,900	4,998,542
2,500,000	WellPoint, Inc. 0.23% due 09/26/11	2,499,106	2,499,106
10,000,000	WellPoint, Inc. 0.25% due 09/30/11	9,995,833	9,995,940
5,000,000	WellPoint, Inc. 0.32% due 08/02/11	4,999,957	4,999,957
Total U.S. Commercial Paper		219,689,737	219,683,680
Total Commercial Paper		266,882,510	266,876,481
Total Investment Portfolio Excluding Options Written — 99.55%		$1,550,264,971	1,785,858,108

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Covered Call Options Written — (0.01)%
1,250	Dell, Inc.	$16.00	August 2011	(93,750)
780	KLA-Tencor Corporation	50.00	December 2011	(46,800)
Total Covered Call Options Written (Premiums Received: $194,281)				(140,550)
Total Investments — 99.54% (Cost: $1,550,070,690)				1,785,717,558
Other Assets in Excess of Liabilities — 0.46%				8,310,947
Net Assets — 100.00%				$1,794,028,505

(a)   Non-income producing security/commodity.

(b)   Security is deemed illiquid. At July 31, 2011, the value of these securities amounted to $17,259,886 or 0.96% of net assets.

(c)   At July 31, 2011, all or a portion of this security was segregated to cover collateral requirement for options.

(d)   Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $4,374,899 or 0.24% of net assets.

(e)   This security is convertible until December 31, 2049.

(f)    This security is convertible until September 1, 2027.

(g)   This security is subject to a call feature and may be called in full or partially on or anytime after August 20, 2011.

(h)   All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

At July 31, 2011, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$267,840,129
Gross unrealized depreciation	(32,193,261)
Net unrealized appreciation	$235,646,868

Abbreviations used in this schedule include:
ADR	—	American Depository Receipt
ETF	—	Exchange Traded Fund
NYSE	—	New York Stock Exchange
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currencies
USD	—	United States Dollar

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	9.62%
Consumer Staples	4.75
Energy	4.16
Financials	13.94
Health Care	2.40
Industrials	8.13
Information Technology	7.66
Materials	6.87
Telecommunication Services	3.01
Utilities	3.37
Total U.S. Common Stocks	63.91
International Common Stocks
Energy	0.50
Financials	0.85
Health Care	1.63
Information Technology	0.87
Materials	0.88
Total International Common Stocks	4.73
U.S. Preferred Stocks
Consumer Staples	0.24
Utilities	0.25
Total U.S. Preferred Stocks	0.49
Exchange Traded Fund	0.53
Warrant	0.49
Commodity	5.24
U.S. Corporate Bonds
Consumer Discretionary	2.20
Industrials	0.32
Information Technology	0.02
Total U.S. Corporate Bonds	2.54
International Corporate Bond
Materials	0.44
Total International Corporate Bond	0.44
U.S. Treasury Bills	6.30

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

Commercial Paper
International Commercial Paper	2.63%
U.S. Commercial Paper	12.25
Total Commercial Paper	14.88
Covered Call Options Written	(0.01)
Total Investments	99.54%

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

FIRST EAGLE

Gold Fund

Consolidated Schedule of Investments • Period Ended July 31, 2011 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 78.87%

International Common Stocks — 71.85%

Africa 3.79%
1,405,836	Randgold Resources Limited, ADR	$35,887,547	$127,663,967

Australia 10.06%
4,818,953	Newcrest Mining Limited	146,512,280	209,591,353
10,790,230	CGA Mining Limited (a)(b)	21,440,353	29,577,739
2,943,481	Kingsgate Consolidated Limited	9,873,862	28,744,078
12,848,427	Intrepid Mines Limited (a)	20,980,623	25,150,356
3,173,890	Independence Group NL	11,667,659	20,418,410
2,613,520	Medusa Mining Limited	12,846,050	20,204,836
8,288,115	St. Augustine Gold and Copper Limited (a)(c)	9,358,731	5,636,404
		232,679,558	339,323,176
Canada 38.44%
3,781,920	Goldcorp, Inc.	129,619,026	180,813,595
8,437,992	IAMGOLD Corporation	69,800,684	168,795,153
3,009,934	Barrick Gold Corporation	110,970,131	143,182,560
8,404,412	Kinross Gold Corporation	125,033,153	137,328,092
1,857,063	Agnico-Eagle Mines Limited	112,187,472	103,247,884
8,333,451	New Gold, Inc. (a)	18,188,041	90,065,441
8,351,290	Gabriel Resources Limited (a)	49,761,903	65,094,278
1,489,433	Franco-Nevada Corporation	30,572,430	62,254,497
1,832,040	Detour Gold Corporation (a)(b)	43,260,016	57,560,328
3,066,800	Osisko Mining Corporation (a)(b)	24,031,995	45,466,160
4,679,200	Alacer Gold Corporation (a)	19,514,511	45,431,027
11,244,411	Northgate Minerals Corporation (a)	33,139,737	36,207,003
2,651,590	European Goldfields Limited (a)	7,220,474	33,512,458
3,702,396	Dundee Precious Metals, Inc. (a)(b)	13,462,262	32,112,223
13,935,220	Lake Shore Gold Corporation (a)	48,172,940	31,637,819
3,570,650	Aurizon Mines Limited (a)	4,667,908	20,995,034
1,872,803	Guyana Goldfields, Inc. (a)	16,698,724	15,675,271
4,138,370	Orezone Gold Corporation (a)(b)	15,713,538	13,855,183
667,000	Eldorado Gold Corporation	7,971,450	11,479,546
552,000	Eurasian Minerals, Inc. (a)	1,623,583	1,530,446
77,600	Golden Star Resources, Limited (a)	219,758	194,853
		881,829,736	1,296,438,851
Mexico 6.30%
4,197,841	Fresnillo PLC	16,620,434	121,443,544

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2011

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 71.85% — (continued)

Mexico 6.30% — (continued)
2,109,555	Industrias Peñoles S.A.B. de C.V.	$10,573,599	$91,006,479
		27,194,033	212,450,023
South Africa 11.80%
3,526,279	AngloGold Ashanti Limited, ADR	128,078,396	147,892,141
9,080,083	Harmony Gold Mining Company Limited, ADR	96,024,836	123,307,527
6,921,044	Gold Fields Limited, ADR	93,344,394	107,899,076
9,488,130	Great Basin Gold Limited (a)	12,038,046	18,960,377
		329,485,672	398,059,121
United Kingdom 1.46%
1,600,000	Bumi PLC (a)	24,085,667	29,456,001
416,864	Anglo American PLC	19,462,003	19,871,387
		43,547,670	49,327,388
Total International Common Stocks		1,550,624,216	2,423,262,526

U.S. Common Stocks — 7.02%

Materials 7.02%
2,412,617	Newmont Mining Corporation	106,060,100	134,165,631
1,184,501	Royal Gold, Inc.	25,284,173	75,926,514
1,302,590	Tahoe Resources, Inc. (a)(b)	17,461,621	26,643,267
Total U.S. Common Stocks		148,805,894	236,735,412
Total Common Stocks		1,699,430,110	2,659,997,938

International Preferred Stocks — 0.17%

South Africa 0.17%
120,000	AngloGold Ashanti Limited 6.00% (d)	6,000,000	5,930,400

Investment Company — 0.01%
377,386	State Street Institutional U.S. Government Money Market Fund, Institutional Class	377,386	377,386

Warrant — 0.02%

Canada — 0.02%
666,680	Primero Mining Corporation Warrants expire 07/15/20 (a)(b)	558,606	558,008

OUNCES

Commodity — 16.34%
338,964	Gold bullion (a)	169,482,647	550,979,890

PRINCIPAL

International Convertible Bonds — 0.96%

Canada 0.89%
30,000,000 USD	Detour Gold Corporation 5.50% due 11/30/17 (e)(f)	30,000,000	30,000,000

South Africa 0.07%
2,000,000 CAD	Great Basin Gold Limited 8.00% due 11/30/14 (b)(g)	1,900,057	2,529,190
Total International Convertible Bonds		31,900,057	32,529,190

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2011

PRINCIPAL	DESCRIPTION	COST	VALUE

Commercial Paper — 3.50%

International Commercial Paper — 2.30%

France 0.10%
3,248,000 USD	GDF Suez SA 0.18% due 08/19/11	$3,247,708	$3,247,708

Italy 1.61%
44,300,000 USD	Eni S.p.A 0.10% due 08/01/11	44,300,000	44,300,000
10,000,000 USD	Eni S.p.A 0.22% due 10/03/11	9,996,150	9,996,003

Japan 0.59%
20,000,000 USD	Sumitomo Corporation 0.20% due 10/06/11	19,992,666	19,991,490
Total International Commercial Paper		77,536,524	77,535,201

U.S. Commercial Paper — 1.20%
$33,571,000	Consolidated Edison, Inc. 0.18% due 08/01/11	33,571,000	33,571,000
6,827,000	WellPoint, Inc. 0.25% due 09/30/11	6,824,156	6,824,228
Total U.S. Commercial Paper		40,395,156	40,395,228
Total Commercial Paper		117,931,680	117,930,429
Total Investments — 99.87%		$2,025,680,486	3,368,303,241
Other Assets in Excess of Liabilities — 0.13%			4,341,180
Net Assets — 100.00%			$3,372,644,421

(a)	Non-income producing security/commodity.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)

Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

(d)	This security is convertible until September 15, 2013.
(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $30,000,000 or 0.89% of net assets.
(f)	This security is convertible until November 30, 2017.
(g)	This security is convertible until November 30, 2014.

At July 31, 2011, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,374,891,162
Gross unrealized depreciation	(32,268,407)
Net unrealized appreciation	$1,342,622,755

Abbreviations used in this schedule include:

ADR	—	American Depository Receipt
PLC	—	Public Limited Company

Currencies

CAD	—	Canadian Dollar
USD	—	United States Dollar

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2011

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
International Common Stocks
Materials	71.85%
Total International Common Stocks	71.85
U.S. Common Stocks
Materials	7.02
Total U.S. Common Stocks	7.02
Investment Company	0.01
International Preferred Stocks
Materials	0.17
Total International Preferred Stocks	0.17
Warrant	0.02
Commodity	16.34
International Convertible Bonds
Materials	0.96
Total International Convertible Bonds	0.96
Commercial Paper
International Commercial Paper	2.30
U.S. Commercial Paper	1.20
Total Commercial Paper	3.50
Total Investments	99.87%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2011

FIRST EAGLE

Fund of America

Schedule of Investments • Period Ended July 31, 2011 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

Common Stocks — 91.95%

U.S. Common Stocks — 82.98%

Consumer Discretionary 8.30%
1,658,700	Wyndham Worldwide Corporation (a)	$53,574,034	$57,374,433
111,600	AutoZone, Inc. (a)(b)	21,835,101	31,856,220
519,000	Tenneco, Inc. (a)(b)	21,733,127	20,728,860
191,600	Sherwin-Williams Company (a)	11,184,061	14,785,772
		108,326,323	124,745,285
Consumer Staples 1.07%
839,840	Sara Lee Corporation (a)	13,414,765	16,049,342

Energy 9.22%
783,200	Devon Energy Corporation (a)	58,687,735	61,637,840
1,289,550	Covanta Holding Corporation	22,101,824	22,283,424
408,890	Dresser-Rand Group, Inc. (a)(b)	9,428,989	21,842,904
778,200	Atlas Energy L.P. (a)	19,030,746	19,462,782
722,000	Exterran Holdings, Inc. (a)(b)	18,866,961	13,342,560
		128,116,255	138,569,510
Health Care 23.21%
1,382,000	Baxter International, Inc. (a)	72,349,620	80,390,940
1,380,532	Valeant Pharmaceuticals International (a)	35,672,989	75,970,676
1,573,900	Omnicare, Inc. (a)	42,014,638	48,003,950
2,318,700	Pfizer, Inc. (a)	47,652,322	44,611,788
1,438,460	Health Net, Inc. (a)(b)	37,347,313	40,449,495
472,910	Amgen, Inc. (a)(b)	25,219,055	25,868,177
1,213,387	Enzon Pharmaceuticals, Inc. (b)	10,244,912	11,794,122
201,000	Medicis Pharmaceutical Corporation, Class ‘A’ (a)	7,659,025	7,473,180
559,591	PharMerica Corporation (b)	7,591,134	7,145,977
326,710	Theravance, Inc. (b)	6,029,780	6,985,060
		291,780,788	348,693,365
Industrials 9.08%
931,090	General Dynamics Corporation (a)	58,349,852	63,444,472
217,200	Precision Castparts Corporation (a)	19,276,196	35,051,736
567,700	Owens Corning, Inc. (a)(b)	12,635,848	20,198,766
185,340	Rockwell Collins, Inc. (a)	9,375,261	10,210,381
201,583	Mueller Industries, Inc.	8,372,554	7,565,410
		108,009,711	136,470,765

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

SHARES	DESCRIPTION	COST	VALUE

U.S. Common Stocks — 82.98% — (continued)

Information Technology 5.79%
3,040,706	LSI Corporation (a)(b)	$18,047,752	$22,379,596
1,571,610	Seagate Technology (a)	25,000,177	21,829,663
1,001,790	AOL, Inc. (b)	24,145,169	17,210,752
406,439	Computer Sciences Corporation	19,961,951	14,339,168
118,158	DST Systems, Inc.	6,440,117	6,048,508
202,060	Nvidia Corporation (b)	2,790,159	2,794,490
192,160	Atmel Corporation (b)	932,094	2,325,136
		97,317,419	86,927,313
Materials 25.85%
909,400	Eastman Chemical Company (a)	59,368,062	87,838,946
1,351,770	Rockwood Holdings, Inc. (a)(b)	61,412,756	81,741,532
1,515,360	Ball Corporation (a)	33,955,669	58,795,968
1,944,600	Packaging Corporation of America (a)	47,618,782	51,862,482
1,326,370	Crown Holdings, Inc. (a)(b)	29,998,425	50,945,872
892,570	Valspar Corporation (a)	21,454,360	29,338,776
290,000	EI du Pont de Nemours & Company (a)	15,043,083	15,043,083
123,730	Praxair, Inc. (a)	9,834,806	12,823,377
		278,685,943	388,390,036
Telecommunication Services 0.46%
506,960	Leap Wireless International, Inc. (a)(b)	17,067,583	6,823,682
Total U.S. Common Stocks		1,042,718,787	1,246,669,298

International Common Stocks — 8.97%

Bahamas 0.83%
446,206	Teekay Corporation	13,847,616	12,382,216

Ireland 1.16%
466,400	Ingersoll-Rand PLC (a)	19,197,782	17,452,688

Switzerland 6.98%
1,195,000	Tyco International Limited (a)	55,867,378	52,926,550
1,507,690	TE Connectivity Limited (a)	46,560,524	51,909,767
		102,427,902	104,836,317
Total International Common Stocks		135,473,300	134,671,221
Total Common Stocks		1,178,192,087	1,381,340,519

Exchange Traded Fund — 4.70%
446,000	SPDR Gold Trust (a)(b)	47,945,461	70,650,860

Investment Companies — 6.49%
74,132,574	State Street Institutional U.S. Government Money Market Fund, Institutional Class	74,132,574	74,132,574
23,380,374	State Street Institutional Treasury Money Market Fund	23,380,374	23,380,374
Total Investment Companies		97,512,948	97,512,948

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

PRINCIPAL	DESCRIPTION		COST	VALUE

Bond — 0.32%

U.S. Convertible Bond 0.32%
$3,730,000	Omnicare, Inc. 3.75% due 12/15/25 (c)		$3,730,000	$4,807,037

CONTRACTS		STRIKE PRICE	EXPIRATION DATE

Call Option Purchased — 0.04%
2,799	Seagate Technology (Cost: $1,113,812)	$12.50	January 2012	629,775
Total Investment Portfolio Excluding Options Written — 103.50% (Cost: $1,328,494,308)				$1,554,941,139

Covered Call Options Written — (1.93)%
343	Amgen, Inc.	$55.00	August 2011	$(39,445)
432	Amgen, Inc.	55.00	September 2011	(62,845)
370	Amgen, Inc.	57.50	August 2011	(14,060)
215	Amgen, Inc.	60.00	August 2011	(1,935)
615	Atlas Energy L.P.	25.00	September 2011	(98,400)
3,553	Atlas Energy L.P.	25.00	October 2011	(746,130)
143	AutoZone, Inc.	290.00	August 2011	(47,190)
780	AutoZone, Inc.	290.00	September 2011	(483,600)
142	AutoZone, Inc.	300.00	August 2011	(12,070)
51	AutoZone, Inc.	300.00	September 2011	(13,260)
622	Ball Corporation	35.00	August 2011	(245,690)
1,500	Ball Corporation	37.50	August 2011	(251,250)
370	Ball Corporation	40.00	August 2011	(5,550)
232	Baxter International, Inc.	55.00	August 2011	(85,144)
341	Baxter International, Inc.	57.50	November 2011	(108,258)
125	Baxter International, Inc.	60.00	September 2011	(12,750)
1,478	Baxter International, Inc.	60.00	November 2011	(294,122)
930	Baxter International, Inc.	65.00	November 2011	(53,940)
1,631	Crown Holdings, Inc.	35.00	October 2011	(668,710)
100	Crown Holdings, Inc.	37.00	August 2011	(18,250)
400	Crown Holdings, Inc.	37.00	October 2011	(88,000)
206	Crown Holdings, Inc.	38.00	September 2011	(31,930)
590	Crown Holdings, Inc.	38.00	October 2011	(120,950)
362	Crown Holdings, Inc.	41.00	October 2011	(27,150)
95	Devon Energy Corporation	80.00	August 2011	(19,095)
234	Devon Energy Corporation	80.00	October 2011	(90,324)
140	Devon Energy Corporation	82.50	October 2011	(39,760)
95	Devon Energy Corporation	85.00	October 2011	(19,380)
198	Devon Energy Corporation	90.00	October 2011	(17,622)
150	Devon Energy Corporation	95.00	October 2011	(6,000)
2,039	Dresser-Rand Group, Inc.	50.00	August 2011	(876,770)
208	Dresser-Rand Group, Inc.	50.00	September 2011	(105,040)
1,838	Dresser-Rand Group, Inc.	55.00	September 2011	(408,955)
580	Eastman Chemical Company	95.00	September 2011	(330,600)
4,803	Eastman Chemical Company	100.00	September 2011	(1,200,750)
422	Eastman Chemical Company	105.00	September 2011	(48,952)
2,900	EI du Pont de Nemours & Company	52.50	September 2011	(422,075)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

144	Exterran Holdings, Inc.	$25.00	August 2011	$(6,480)
2,127	General Dynamics Corporation	72.50	August 2011	(74,445)
678	General Dynamics Corporation	75.00	November 2011	(77,970)
235	General Dynamics Corporation	80.00	November 2011	(10,575)
264	Health Net, Inc.	30.00	September 2011	(26,400)
1,872	Health Net, Inc.	30.00	October 2011	(215,280)
1,018	Health Net, Inc.	32.50	October 2011	(53,445)
333	Ingersoll-Rand PLC	46.00	August 2011	(1,665)
267	Ingersoll-Rand PLC	46.00	September 2011	(2,670)
326	Ingersoll-Rand PLC	48.00	September 2011	(1,630)
296	Ingersoll-Rand PLC	50.00	September 2011	(1,480)
507	Leap Wireless International, Inc.	17.00	August 2011	(3,549)
14,359	LSI Corporation	7.00	October 2011	(962,053)
788	Medicis Pharmaceutical Corporation	39.00	August 2011	(51,220)
401	Medicis Pharmaceutical Corporation	39.00	September 2011	(47,118)
406	Medicis Pharmaceutical Corporation	39.00	October 2011	(70,035)
415	Medicis Pharmaceutical Corporation	40.00	October 2011	(56,025)
2,302	Omnicare, Inc.	30.00	September 2011	(351,055)
1,354	Omnicare, Inc.	32.00	September 2011	(88,010)
240	Omnicare, Inc.	32.00	October 2011	(24,600)
1,007	Omnicare, Inc.	33.00	September 2011	(37,762)
479	Omnicare, Inc.	33.00	October 2011	(37,122)
568	Owens Corning, Inc.	36.00	August 2011	(61,344)
1,704	Owens Corning, Inc.	37.00	August 2011	(136,320)
2,843	Owens Corning, Inc.	38.00	August 2011	(116,563)
115	Owens Corning, Inc.	39.00	November 2011	(14,087)
4,919	Packaging Corporation of America	30.00	October 2011	(233,653)
1,091	Pfizer, Inc.	20.00	August 2011	(18,547)
766	Pfizer, Inc.	20.00	September 2011	(26,044)
9,563	Pfizer, Inc.	21.00	August 2011	(38,252)
1,230	Praxair, Inc.	105.00	August 2011	(196,800)
1,226	Precision Castparts Corporation	145.00	September 2011	(2,268,100)
946	Precision Castparts Corporation	155.00	September 2011	(1,031,140)
240	Rockwell Collins, Inc.	60.00	October 2011	(18,000)
240	Rockwell Collins, Inc.	65.00	October 2011	(5,040)
4,308	Rockwood Holdings, Inc.	50.00	August 2011	(4,652,640)
4,679	Rockwood Holdings, Inc.	55.00	August 2011	(2,784,005)
2,508	Rockwood Holdings, Inc.	60.00	November 2011	(1,304,160)
787	Sara Lee Corporation	19.00	September 2011	(55,090)
2,461	Sara Lee Corporation	19.00	October 2011	(233,795)
1,471	Seagate Technology	15.00	August 2011	(30,891)
1,551	Seagate Technology	15.00	September 2011	(62,040)
3,338	Seagate Technology	16.00	September 2011	(83,450)
924	Seagate Technology	17.00	August 2011	(2,772)
384	Sherwin-Williams Company	80.00	August 2011	(21,120)
159	Sherwin-Williams Company	80.00	September 2011	(17,013)
137	SPDR Gold Trust	148.00	August 2011	(142,754)
225	SPDR Gold Trust	148.00	September 2011	(261,000)
128	SPDR Gold Trust	150.00	August 2011	(110,080)
122	SPDR Gold Trust	151.00	August 2011	(95,770)

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE

132	SPDR Gold Trust	$155.00	September 2011	$(78,540)
50	SPDR Gold Trust	157.00	September 2011	(24,000)
401	TE Connectivity Limited	35.00	August 2011	(26,065)
763	TE Connectivity Limited	35.00	October 2011	(110,635)
4,210	TE Connectivity Limited	40.00	October 2011	(84,200)
179	Tenneco, Inc.	42.00	September 2011	(27,745)
291	Tenneco, Inc.	43.00	August 2011	(17,460)
308	Tenneco, Inc.	43.00	October 2011	(68,530)
168	Tenneco, Inc.	45.00	October 2011	(26,040)
321	Tyco International Limited	45.00	October 2011	(68,694)
168	Tyco International Limited	46.00	September 2011	(21,416)
334	Tyco International Limited	46.00	October 2011	(57,782)
782	Tyco International Limited	47.00	August 2011	(30,498)
252	Tyco International Limited	48.00	September 2011	(18,648)
2,540	Tyco International Limited	48.00	October 2011	(283,210)
159	Tyco International Limited	49.00	August 2011	(3,180)
1,789	Tyco International Limited	49.00	October 2011	(162,799)
3,184	Tyco International Limited	50.00	October 2011	(206,960)
143	Valeant Pharmaceuticals International	50.00	August 2011	(75,790)
1,888	Valeant Pharmaceuticals International	50.00	October 2011	(1,321,600)
327	Valeant Pharmaceuticals International	52.50	August 2011	(96,465)
1,027	Valeant Pharmaceuticals International	52.50	October 2011	(559,715)
690	Valeant Pharmaceuticals International	55.00	September 2011	(213,900)
1,261	Valeant Pharmaceuticals International	55.00	October 2011	(466,570)
690	Valeant Pharmaceuticals International	57.50	September 2011	(143,175)
120	Valspar Corporation	35.00	October 2011	(10,800)
1,350	Valspar Corporation	40.00	October 2011	(40,500)
231	Wyndham Worldwide Corporation	32.00	August 2011	(63,525)
239	Wyndham Worldwide Corporation	33.00	August 2011	(51,385)
6,615	Wyndham Worldwide Corporation	34.00	August 2011	(727,650)
5,996	Wyndham Worldwide Corporation	35.00	August 2011	(419,720)
693	Wyndham Worldwide Corporation	35.00	November 2011	(155,925)
214	Wyndham Worldwide Corporation	36.00	September 2011	(19,795)
138	Wyndham Worldwide Corporation	36.00	November 2011	(24,495)
Total Covered Call Options Written (Premiums Received: $33,528,361)				(29,044,423)
Total Investments — 101.57% (Cost: $1,294,965,947)				1,525,896,716
Liabilities in Excess of Other Assets — (1.57)%				(23,542,525)
Net Assets — 100.00%				$1,502,354,191

(a)	At July 31, 2011, all or a portion of this security was segregated to cover collateral requirement for options.
(b)	Non-income producing security/commodity.
(c)	This security is convertible until September 1, 2027.

At July 31, 2011, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$281,839,402
Gross unrealized depreciation	(50,908,633)
Net unrealized appreciation	$230,930,769

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS • QUARTERLY NQ REPORT • July 31, 2011

Abbreviations used in this schedule include:

PLC	— Public Limited Company
SPDR	— Standard & Poor’s Depository Receipts

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF
NET ASSETS
U.S. Common Stocks
Consumer Discretionary	8.30%
Consumer Staples	1.07
Energy	9.22
Health Care	23.21
Industrials	9.08
Information Technology	5.79
Materials	25.85
Telecommunication Services	0.46
Total U.S. Common Stocks	82.98
International Common Stocks
Energy	0.83
Industrials	4.68
Information Technology	3.46
Total International Common Stocks	8.97
Exchange Traded Fund	4.70
Investment Companies	6.49
U.S. Convertible Bond
Health Care	0.32
Total U.S. Convertible Bond	0.32
Call Option Purchased	0.04
Covered Call Options Written	(1.93)
Total Investments	101.57%

See Notes to Schedule of Investments.

FIRST EAGLE  FUNDS • QUARTERLY NQ REPORT • July 31, 2011

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust.  The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and around the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, primarily in equity and debt securities issued by U.S. corporations. The First Eagle Gold Fund seeks to provide exposure to the investment characteristics of gold and, to a limited extent, other precious metals. First Eagle Fund of America seeks capital appreciation by investing primarily in U.S. stocks and, to a lesser extent, in debt and international equity securities.

The following is a summary of significant accounting policies adhered to by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment in Subsidiary — The First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through its investment in the First Eagle Gold Cayman Fund, Ltd., a wholly owned subsidiary (the “Subsidiary”). The Gold Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the Gold Fund.

The Subsidiary, established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the Subsidiary. All intercompany transactions and balances have been eliminated. As of July 31, 2011, the Subsidiary has $42,530,118 in net assets, representing 1.26% of the Gold Fund’s net assets.

b) Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.).

Forward contracts are valued at the current cost of covering or offsetting such contracts.

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

The 2:00 p.m. E.S.T. exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in U.S. securities markets (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to a Fund’s foreign holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 p.m. E.S.T.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including Fund’s own assumption in determining the fair value of investments).

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of July 31, 2011:

First Eagle Global Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3(b)	TOTAL
Assets: †
U.S. Common Stocks	$9,805,130,663	$4,067,278	$—	$9,809,197,941
International Common Stocks	2,241,401,341	11,513,547,268	11,870,198	13,766,818,807
U.S. Preferred Stocks	—	16,875,625	—	16,875,625
International Preferred Stocks	—	329,432,602	—	329,432,602
Warrant	77,580,170	—	—	77,580,170
Commodity *	1,808,029,317	—	—	1,808,029,317
U.S. Bonds	—	46,861,510	—	46,861,510
International Corporate Notes and Bonds	—	70,034,248	34,506,011	104,540,259
International Government Bonds	—	724,400,966	—	724,400,966
International Commercial Paper	—	2,481,017,834	—	2,481,017,834
U.S. Commercial Paper	—	2,238,330,504	—	2,238,330,504
Foreign Currency Contracts **	2,506,522	—	—	2,506,522
Total	$13,934,648,013	$17,424,567,835	$46,376,209	$31,405,592,057

Liabilities:
Covered Call Options Written	$—	$422,220	$—	$422,220
Foreign Currency Contracts **	142,948,238	—	—	142,948,238
Total	$142,948,238	$422,220	$—	$143,370,458

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

(a)	Transfer into/out of Level 2 represent value as of the beginning of the period.
(b)	Level 3 securities are identified in the Schedule of Investments with footnote (g).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are value at net unrealized appreciation (depreciation) on the investment.

Global Fund securities valued at $9,738,112,347 were transferred from Level 1 to Level 2 during the nine-month period ended July 31, 2011. At October 31, 2010, these securities were valued using quoted market prices in active markets; at July 31, 2011, these securities were valued based on fair value adjustment factors. There were no transfers from Level 2 to Level 1 as of nine-month period ended July 31, 2011.

Fair Value Level 3 activity for the period ended July 31, 2011 was as follows:

	INTERNATIONAL COMMON STOCKS	INTERNATIONAL PREFERRED STOCKS	INTERNATIONAL CORPORATE BONDS		TOTAL VALUE
Beginning Balance - market value	$5,478,123	$26,991,080	$29,212,067		$61,681,270
Purchases (Sales)	—	—	—	#	—
Transfer In - Level 3^	—	—	—		—
Transfer Out - Level 3^	—	(26,991,080)	—		(26,991,080)
Accrued Amortization	—	—	—		—
Realized Gains (Losses)	—	—	(16,339,337)		(16,339,337)
Change in Unrealized Appreciation (Depreciation)	6,392,075	—	21,633,281		28,025,356
Ending Balance - market value	$11,870,198	$—	$34,506,011		$46,376,209
Change in unrealized gains or (losses) relating to assets still held at reporting date	$6,392,075	$—	$5,293,944		$11,686,019

^ Transfers into/out of Level 3 represent values as of the beginning of the period.

International Preferred Stocks valued at $26,991,080 were transferred from Level 3 to Level 1 during the nine-month period ended July 31, 2011. At October 31, 2010 these securities were valued based on the fair value procedures approved by the Board of Trustees; at July 31, 2011, these securities were valued based on quoted prices in active markets.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

# Security was matured as such there was no sale amount associated with the realized gains (losses) balance.

First Eagle Overseas Fund

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3(b)	TOTAL
Assets: †
International Common Stocks	$1,194,929,343	$6,681,455,213	$52,017,674	$7,928,402,230
U.S. Common Stocks	39,354,252	—	—	39,354,252
International Preferred Stocks	7,838,027	198,113,819	—	205,951,846
Commodity *	756,021,135	—	—	756,021,135
Term Loans	—	16,835,201	643,384	17,478,585
International Corporate Bonds	—	47,538,805	23,004,007	70,542,812
International Government Bonds	—	391,687,551	—	391,687,551
International Commercial Paper	—	1,015,661,901	—	1,015,661,901
U.S. Commercial Paper	—	624,237,282	—	624,237,282
Foreign Currency Contracts **	1,345,021	—	—	1,345,021
Total	$1,999,487,778	$8,975,529,772	$75,665,065	$11,050,682,615

Liabilities:
Foreign Currency Contracts **	$78,754,215	$—	$—	$78,754,215
Total	$78,754,215	$—	$—	$78,754,215

(a)	Transfer into/out of Level 2 represent value as of the beginning of the period.
(b)	Level 3 securities are identified in the Schedule of Investments with footnote (f).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are value at net unrealized appreciation (depreciation) on the investment.

Overseas Fund securities valued at $5,430,698,811 were transferred from Level 1 to Level 2 during the nine-month period ended July 31, 2011.  At October 31, 2010, these securities were valued using quoted market prices in active markets; at July 31, 2011, these securities were valued based on fair value adjustment factors. There were no transfers from Level 2 to Level 1 as of nine-month period ended July 31, 2011.

Fair Value Level 3 activity for the period ended July 31, 2011 was as follows:

	INTERNATIONAL COMMON STOCKS	INTERNATIONAL PREFERRED STOCKS	INTERNATIONAL CORPORATE BONDS		TERM LOANS	TOTAL VALUE
Beginning Balance - market value	$39,030,672	$8,074,858	$19,474,711		$—	$66,580,241
Purchases (Sales)	—	—	—	#	644,944	644,944
Transfer In - Level 3^	—	—	—		—	—
Transfer Out - Level 3^	—	(8,074,858)	—		—	(8,074,858)
Accrued Amortization	—	—	—		—	—
Realized Gains (Losses)	—	—	(27,682,258)		—	(27,682,258)
Change in Unrealized Appreciation (Depreciation)	12,987,002	—	31,211,554		(1,560)	44,196,996
Ending Balance - market value	$52,017,674	$—	$23,004,007		$643,384	$75,665,065
Change in unrealized gains or (losses) relating to assets still held at reporting date	$12,987,002	$—	$3,529,296		$(1,560)	$16,514,738

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

^ Transfers into/out of Level 3 represent values as of the beginning of the period.

International Preferred Stocks valued at $8,074,858 were transferred from Level 3 to Level 1 during the nine-month period ended July 31, 2011. At October 31, 2010 these securities were valued based on the fair value procedures approved by the Board of Trustees; at July 31, 2011, these securities were valued based on quoted prices in active markets.

# Security was matured as such there was no sale amount associated with the realized gains (losses) balance.

First Eagle U.S. Value Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets: †
U.S. Common Stocks	$1,146,584,513	$2,950	$—	$1,146,587,463
International Common Stocks	84,832,746	—	—	84,832,746
U.S. Preferred Stocks	—	4,438,037	4,374,899	8,812,936
Exchange Traded Fund	9,447,960	—	—	9,447,960
Warrant	8,838,696	—	—	8,838,696
Commodity *	93,980,863	—	—	93,980,863
U.S. Corporate Bonds	—	45,590,330	—	45,590,330
International Corporate Bond	—	7,925,000	—	7,925,000
U.S. Treasury Bills	—	112,965,633	—	112,965,633
International Commercial Paper	—	47,192,801	—	47,192,801
U.S. Commercial Paper	—	219,683,680	—	219,683,680
Total	$1,343,684,778	$437,798,431	$4,374,899	$1,785,858,108

Liabilities:
Covered Call Options Written	$—	$140,550	$—	$140,550
Total	$—	$140,550	$—	$140,550

(a)	Level 3 securities are identified in the Schedule of Investments with footnote (d).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.

For the nine-month period ended July 31, 2011, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended July 31, 2011 was as follows:

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

U.S. PREFERED STOCKS
Beginning Balance - market value	$3,901,937
Purchases (Sales)	—
Transfer In - Level 3	—
Transfer Out - Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	472,962
Ending Balance - market value	$4,374,899
Change in unrealized gains or (losses) relating to assets still held at reporting date	$472,962

First Eagle Gold Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets: †
International Common Stocks	$2,423,262,526	$—	$—	$2,423,262,526
U.S. Common Stocks	236,735,412	—	—	236,735,412
International Preferred Stocks	5,930,400	—	—	5,930,400
Investment Company	—	377,386	—	377,386
Warrant	558,008	—	—	558,008
Commodity *	550,979,890	—	—	550,979,890
International Convertible Bonds	—	2,529,190	30,000,000	32,529,190
International Commercial Paper	—	77,535,201	—	77,535,201
U.S. Commercial Paper	—	40,395,228	—	40,395,228
Total	$3,217,466,236	$120,837,005	$30,000,000	$3,368,303,241

(a)	Level 3 securities are identified in the Schedule of Investments with footnote (e).
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.

For the nine-month period ended July 31, 2011, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended July 31, 2011 was as follows:

INTERNATIONAL COVERTIBLE BONDS
Beginning Balance - market value	$—
Purchases (Sales)	30,000,000
Transfer In - Level 3	—
Transfer Out - Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance - market value	$30,000,000
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Fund of America

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets: †
U.S. Common Stocks	$1,246,669,298	$—	$—	$1,246,669,298
International Common Stocks	134,671,221	—	—	134,671,221
Exchange Traded Fund	70,650,860	—	—	70,650,860
Investment Companies	—	97,512,948	—	97,512,948
U.S. Convertible Bond	—	4,807,037	—	4,807,037
Call Option Purchased	—	629,775	—	629,775
Total	$1,451,991,379	$102,949,760	$—	$1,554,941,139

Liabilities:
Covered Call Options Written	$—	$29,044,423	$—	$29,044,423
Total	$—	$29,044,423	$—	$29,044,423

†	See Schedule of Investments for additional detailed categorizations.

For the nine-month period ended July 31, 2011, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward currency contracts. The First Eagle Global and Overseas Funds enter into foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds’ investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s portfolio. Outstanding contracts at period-end are indicative of the volume of activity during the period.

The Funds adopted provisions surrounding disclosures and derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

At July 31, 2011, the Funds had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

GAIN OR (LOSS) ON
DERIVATIVES RECOGNIZED
	ASSET	LIABILITY	IN INCOME
	DERIVATIVE	DERIVATIVE	REALIZED	CHANGE IN
RISK TYPE	FAIR VALUE	FAIR VALUE	LOSS	DEPRECIATION

Foreign Currency	$2,506,522	$142,948,238	$(167,796,347)	$44,075,679

First Eagle Overseas Fund

GAIN OR (LOSS) ON
DERIVATIVES RECOGNIZED
	ASSET	LIABILITY	IN INCOME
	DERIVATIVE	DERIVATIVE	REALIZED	CHANGE IN
RISK TYPE	FAIR VALUE	FAIR VALUE	LOSS	DEPRECIATION

Foreign Currency	$1,345,021	$78,754,215	$(95,777,781)	$24,439,686

Options — In order to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle Global Fund, First Eagle U.S. Value Fund and First Eagle Fund of America write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. When an option is exercised, the proceeds on the sale of a written call option is adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds will earmark assets to cover its obligations under option contracts. A call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

For the period ended July 31, 2011, First Eagle Global Fund, First Eagle U.S. Value Fund and First Eagle Fund of America had the following options transactions.

First Eagle Global Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at October 31, 2010	—	$—
Option written	14,537	3,671,979
Options assigned	—	—
Options expired/closed	(7,500)	(2,664,915)
Options outstanding July 31, 2011	7,037	$1,007,064

As of July 31, 2011, portfolio securities valued at $28,021,334 were segregated to cover collateral requirements for written options.

First Eagle U.S. Value Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at October 31, 2010	—	$—
Option written	6,520	677,293
Options assigned	(1,030)	(39,042)
Options expired/closed	(3,460)	(443,970)
Options outstanding July 31, 2011	2,030	$194,281

As of July 31, 2011, portfolio securities valued at $5,135,960 were segregated to cover collateral requirements for written options.

First Eagle Fund of America

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at October 31, 2010	99,493	$19,064,884
Option written	516,955	119,241,410
Options assigned	(51,876)	(12,412,922)
Options expired/closed	(419,235)	(92,365,011)
Options outstanding July 31, 2011	145,337	$33,528,361

CALL OPTIONS PURCHASED	NUMBER OF CONTRACTS	COST
Options outstanding at October 31, 2010	—	$—
Option purchased	5,668	1,806,590
Options closed	(2,869)	(692,778)
Options outstanding July 31, 2011	2,799	$1,113,812

As of July 31, 2011, portfolio securities valued at $617,849,329 were segregated to cover collateral requirements for written options.

Outstanding contracts at period-end are indicative of the volume of activity during the period.

At July 31, 2011, the Funds had the following options grouped into appropriate risk categories illustrated below:

FIRST EAGLE FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Global Fund

GAIN OR (LOSS) ON
DERIVATIVES RECOGNIZED
	LIABILITY	IN INCOME
	DERIVATIVE	REALIZED	CHANGE IN
RISK TYPE	FAIR VALUE	GAIN	APPRECIATION

Covered call option written	$422,220	$2,004,802	$584,844

First Eagle U.S. Value Fund

GAIN OR (LOSS) ON
DERIVATIVES RECOGNIZED
	LIABILITY	IN INCOME
	DERIVATIVE	REALIZED	CHANGE IN
RISK TYPE	FAIR VALUE	GAIN	APPRECIATION

Covered call option written	$140,550	$338,451	$53,731

First Eagle Fund of America

			GAIN OR (LOSS) ON
			DERIVATIVES RECOGNIZED
			IN INCOME
	ASSET	LIABILITY		CHANGE IN
	DERIVATIVE	DERIVATIVE	REALIZED	APPRECIATION
RISK TYPE	FAIR VALUE	FAIR VALUE	LOSS	(DEPRECIATION)

Covered call option written	$—	$29,044,423	$(45,728,443)	$15,832,906
Call option purchased	629,775	—	(41,856)	(484,037)

Item 2. Controls and Procedures.

a)              The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	/s/ John P. Arnhold
John P. Arnhold, President

Date: September 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: September 27, 2011

/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: September 27, 2011